UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2015

Item 1. Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015

		Value
Shares		(note 2)

Investment companies - 68.92%

Alternatives - 10.23%

186,847	ASG Global Alternatives Fund	$2,165,552
171,658	Sprott Physical Gold Trust *	1,678,815
5,089	TIAA-CREF Asset Management Core Property Fund LP (a) (b)	2,615,667
		6,460,034

Equity - 33.78%

125,304	Calamos Market Neutral Income Fund	1,625,194
55,557	Gateway Fund	1,665,601
71,392	Graphite Enterprise Trust plc	633,411
42,112	HarbourVest Global Private Equity Ltd *	556,931
198,530	Henderson Global Equity Income Fund (c)	1,623,978
55,502	Henderson Global Technology Fund (c) *	1,455,819
16,354	iShares Core High Dividend ETF	1,262,038
40,852	iShares MSCI EAFE Minimum Volatility Index Fund	2,777,936
30,652	iShares MSCI Emerging Markets Index Fund	1,314,358
22,014	iShares MSCI Emerging Markets Minimum Volatility ETF	1,369,711
17,037	iShares Russell 1000 Value ETF	1,771,678
17,361	iShares Russell 2000 Value ETF	1,752,940
37,401	NB Private Equity Partners Ltd	431,047
21,000	Pantheon International Participation plc *	419,055
75,545	PowerShares International Dividend Achievers Portfolio	1,391,539
16,036	Vanguard Dividend Appreciation ETF	1,287,691
		21,338,927

Fixed income - 24.91%

132,854	Henderson Strategic Income Fund (c)	1,220,931
312,113	Henderson Unconstrained Bond Fund (c)	2,983,803
13,709	iShares Global High Yield Corporate Bond Fund	693,264
10,757	iShares iBoxx $ High Yield Corporate Bond Fund	978,780
7,451	iShares iBoxx Investment Grade Corporate Bond Fund	893,673
11,483	iShares JP Morgan USD Emerging Markets Bond Fund	1,298,957
22,240	iShares TIPS Bond ETF	2,543,366
179,775	MSIF Multi-Asset Portfolio	2,026,066
14,379	PIMCO Enhanced Short Maturity ETF	1,455,155
67,780	PowerShares Senior Loan Portfolio	1,638,920
		15,732,915
	Total investment companies
	(Cost $41,280,602)	43,531,876

Short-term investment - 30.07%

18,992,414	Fidelity Institutional Treasury Portfolio (d)	18,992,414

	Total short-term investment
	(Cost $18,992,414)	18,992,414

Total investments - 98.99%
	(Cost $60,273,016)	62,524,290

	Financial Derivative Instruments, net (e)
	(Cost or Premiums, net $0) – 0.61%	382,985

Net other assets and liabilities – 0.40%		254,351

Total net assets – 100.00%		$63,161,626

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2015 as determined in good faith using procedures approved by the Board of Trustees.
(c)	Affiliated holding, see notes to portfolio of investments for further information.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015 (continued)

(d)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at April 30, 2015.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables.
ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
	Number of	Expiration	Current notional	Unrealized appreciation/ (depreciation)
	contracts	date	value	Asset	Liability
EURO STOXX 50 Index (Long)	79	6/19/15	$3,164,999	$—	$(24,079)
FTSE 100 Index (Long)	20	6/19/15	2,127,202	55,866	—
KOSPI 200 Index (Long)	14	6/11/15	1,750,979	108,098	—
Nikkei 225 Index (Long)	22	6/11/15	3,594,807	189,667	—
Total				$353,631	$(24,079)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

		Value	Local amount	Current notional	Unrealized appreciation/ (depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	State Street Bank and Trust Company	5/27/15	407	$624,913	$—	$(19,256)
Euro (Long)	State Street Bank and Trust Company	5/27/15	1,281	1,438,519	70,860	—
Japanese Yen (Long)	State Street Bank and Trust Company	5/27/15	336,771	2,820,995	1,829	—
Total					$72,689	$(19,256)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$426,320	$(43,335)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015 (continued)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	98%
British Pound	2
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets

Investment Companies	$40,916,209	$—	$2,615,667	$43,531,876
Short-Term Investments	18,992,414	—	—	18,992,414
Total Investments	59,908,623	—	2,615,667	62,524,290

Financial Derivative Instruments-Assets
Exchange-traded or centrally-cleared	353,631	—	—	353,631
Over-the-counter	—	72,689	—	72,689
Total Financial Derivative Instruments-Assets	$353,631	$72,689	$—	$426,320

Liabilities
Financial Derivative Instruments-Liabilities
Exchange-traded or centrally-cleared	(24,079)	—	—	(24,079)
Over-the-counter	—	(19,256)	—	(19,256)
Total Financial Derivative Instruments-Liabilities	$(43,335)	$—	$—	$(43,335)

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	July 31,	discounts/	Realized	appreciation			in to	out of	April 30,
securities	2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2015
Investment Companies
TIAA-CREF Asset
Management Core
Property Fund LP	$0	$0	$0	$101,403	$2,514,264	$0	$0	$0	$2,615,667
Total	$0	$0	$0	$101,403	$2,514,264	$0	$0	$0	$2,615,667

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $101,403.

The Fund’s Advisor has determined that TIAA-CREF Asset Management Core Property Fund LP (“CPF”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The CPF is a private Delaware limited partnership that provides monthly liquidity to its investors and invests its contributed capital in a TIAA-CREF REIT. The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include real property assets. As a result, the monthly valuations prepared by the CPF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third-party appraiser. The CPF’s policy is to report all such investments, as well as related debt at fair value under US Generally Accepted Accounting Principles based

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

All Asset Fund
April 30, 2015 (continued)

on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm. The significant unobservable inputs used in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b) thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015

		Value
Shares		(note 2)

Common stocks - 82.09%
Australia - 1.60%
36,483	Amcor, Ltd.	$390,622
36,133	Suncorp Group, Ltd.	375,009
		765,631

Canada - 1.57%
17,011	BCE, Inc.	749,950

France - 5.36%
9,448	Nexity S.A.	415,542
52,186	Orange S.A.	863,720
13,081	Rexel S.A.	247,199
4,858	Sanofi	497,478
9,782	Total S.A.	532,546
		2,556,485

Germany - 2.80%
5,182	Deutsche Boerse AG	432,381
17,611	Deutsche Post AG	584,435
1,638	Muenchener Rueckversicherungs-Gesellschaft AG	321,681
		1,338,497

Hong Kong - 1.81%
92,000	Shanghai Industrial Holdings, Ltd.	367,974
36,500	Swire Pacific, Ltd., Class A	494,481
		862,455

Ireland - 1.27%
10,316	Seagate Technology plc	605,756

Israel - 0.65%
164,390	Bezeq The Israeli Telecommunication Corp, Ltd.	311,701

Italy - 0.70%
17,399	ENI SpA	335,636

Japan - 3.89%
11,200	Canon, Inc.	401,755
79,000	Daiwa Securities Group, Inc.	661,642
121,800	Mizuho Financial Group, Inc.	233,297
8,300	Nippon Telegraph and Telephone Corp.	561,953
		1,858,647

Luxembourg - 0.83%
4,192	RTL Group S.A.	395,858

Netherlands – 3.97%
13,700	Nielsen N.V.	615,678
25,038	Reed Elsevier N.V.	605,433
11,193	Unilever N.V.	490,971

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)

5,517	Wolters Kluwer N.V.	$179,153
		1,891,235

Portugal - 0.95%
61,901	NOS SGPS	451,786

Switzerland - 8.64%
6,535	Cembra Money Bank AG	436,040
5,738	Garmin, Ltd.	259,300
6,237	Nestle S.A.	487,355
12,523	Novartis AG	1,297,334
3,430	Roche Holding AG	990,452
2,099	Zurich Insurance Group AG *	651,557
		4,122,038

Taiwan - 1.09%
21,315	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	520,939

United Kingdom - 20.01%
12,092	AstraZeneca plc	834,605
105,956	Barclays plc	415,226
22,614	BHP Billiton plc	541,862
13,802	British American Tobacco plc	761,109
37,848	Centrica plc	148,379
110,972	GKN plc	598,411
28,255	Hiscox, Ltd.	357,380
63,600	HSBC Holdings plc	632,714
16,240	Imperial Tobacco Group plc	795,714
150,793	ITV plc	587,001
116,252	Legal & General Group plc	463,962
15,629	Persimmon plc *	407,839
17,115	Prudential plc	427,963
10,592	Rio Tinto plc	469,064
68,163	Standard Life plc	489,564
216,441	Vodafone Group plc	765,972
36,494	WPP plc	854,839
		9,551,604

United States - 26.95%
10,783	Baxter International, Inc.	741,223
21,386	Cisco Systems, Inc.	616,558
2,466	Cummins, Inc.	340,949
4,035	Deere & Co.	365,248
5,127	Eaton Corp., plc	352,379
19,142	General Electric Co.	518,365
10,880	JPMorgan Chase & Co.	688,269
16,846	KKR & Co., L.P.	379,203
5,719	L Brands, Inc.	511,050
5,303	Las Vegas Sands Corp.	280,423
2,636	Lockheed Martin Corp.	491,878
17,181	Microsoft Corp.	835,684

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)

37,885	Pfizer, Inc.	$1,285,438
7,744	PNC Financial Services Group, Inc.	710,357
9,221	QUALCOMM, Inc.	627,028
9,677	Reynolds American, Inc.	709,324
13,399	Six Flags Entertainment Corp.	630,021
4,845	Stanley Black & Decker, Inc.	478,202
10,205	Sysco Corp.	377,891
4,018	United Parcel Service, Inc., Class B	403,930
1,149	Verizon Communications, Inc.	58,128
14,992	Verizon Communications, Inc.	756,197
12,744	Wells Fargo & Co.	702,194
		12,859,939

Total common stocks		39,178,157
(Cost $37,449,266)

Face Amount	Coupon	Maturity	Value (note 2)
Corporate bonds - 11.20%
		Canada – 0.02%
USD	7,000	Valeant Pharmaceuticals International, Inc. (a)	7.5%	7/15/21	7,621

		France – 0.50%
USD	200,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	241,000

		Germany – 0.42%
USD	200,000	Unitymedia Hessen GmbH & Co. KG (a)	5%	1/15/25	201,750

		Luxembourg – 1.16%
USD	200,000	Altice S.A. (a)	7.75%	5/15/22	202,502
USD	156,000	Intelsat Jackson Holdings S.A.	5.5%	8/1/23	147,420
USD	200,000	Wind Acquisition Finance S.A. (a)	7.375%	4/23/21	205,250
					555,172

		Netherlands – 0.44%
USD	200,000	Ziggo Bond Finance BV (a)	5.875%	1/15/25	208,250

		Spain – 0.38%
USD	175,000	BBVA International Preferred SAU (b)	5.919%	4/18/17	181,825

		Switzerland – 0.45%
USD	200,000	Credit Suisse Group AG (a) (b)	7.5%	12/11/23	214,500

		United Kingdom – 2.43%
GBP	100,000	AA Bond Co., Ltd.	9.5%	7/31/19	170,103
USD	200,000	Barclays Bank plc (b)	6.86%	6/15/32	227,075
USD	200,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	229,250
USD	100,000	Prudential plc (b)	6.5%	6/23/15	103,220
USD	200,000	Royal Bank of Scotland Group plc	6.1%	6/10/23	220,068
USD	200,000	Virgin Media Finance plc (a)	6.375%	4/15/23	211,500
					1,161,216

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

Face Amount	Coupon	Maturity	Value (note 2)
		United States – 5.40%
USD	200,000	Avis Budget Car Rental LLC	5.5%	4/1/23	$204,938
USD	100,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	92,250
USD	100,000	CCO Holdings LLC	7.375%	6/1/20	106,750
USD	100,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	107,375
USD	100,000	CHS/Community Health Systems, Inc.	8%	11/15/19	106,250
USD	100,000	Constellation Brands, Inc.	4.25%	5/1/23	103,125
USD	200,000	CSC Holdings LLC (a)	5.25%	6/1/24	208,750
USD	150,000	Dresdner Funding Trust I (a)	8.151%	6/30/31	188,438
USD	149,000	First Data Corp.	10.625%	6/15/21	169,814
USD	100,000	HBOS Capital Funding LP (b)	6.85%	6/23/15	102,823
USD	250,000	HCA, Inc.	5.875%	5/1/23	270,937
USD	250,000	Iron Mountain, Inc.	6%	8/15/23	267,187
USD	100,000	Post Holdings, Inc. (a)	6.75%	12/1/21	101,400
USD	150,000	Regal Entertainment Group	5.75%	2/1/25	150,375
USD	200,000	Service Corp. International	8%	11/15/21	239,000
USD	125,000	Verizon Communications, Inc.	6.55%	9/15/43	156,966
					2,576,378
	Total corporate bonds
	(Cost $5,201,237)				5,347,712

Shares
REITs – 1.74%
	France - 0.89%
	4,853	ICADE	422,585

	Netherlands - 0.85%
	8,894	Eurocommercial Properties N.V.	407,255

	Total REITs
	(Cost $836,250)		829,840

	Total long-term investments
	(Cost $43,486,753)		45,355,709

Short-term investment - 3.88%

	1,851,230 Fidelity Institutional Treasury Portfolio		1,851,230

	Total short-term investment
	(Cost $1,851,230)		1,851,230

Total investments - 98.91%
	(Cost $45,337,983)		47,206,939
Net other assets and liabilities – 1.09%			519,374
Total net assets – 100.00%			$47,726,313

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $2,312,461, which represented 4.8% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	10.28%
Integrated Telecommunication Services	6.92
Diversified Banks	6.29
Tobacco	4.75
Life & Health Insurance	3.11
Communications Equipment	2.61
Diversified Metals & Mining	2.12
Air Freight & Logistics	2.07
Broadcasting	2.06
Packaged Foods & Meats	2.05
Industrial Conglomerates	1.86
Integrated Oil & Gas	1.82
Advertising	1.79
Systems Software	1.75
Homebuilding	1.72
Publishing	1.64
Wireless Telecommunication Services	1.60
Health Care Equipment	1.55
Property & Casualty Insurance	1.53
Cable TV	1.52
Regional Banks	1.49
Construction & Farm Machinery & Heavy Trucks	1.48
Other Diversified Financial Services	1.44
Investment Banking & Brokerage	1.39
Multi-line Insurance	1.37
Leisure Facilities	1.32
Research & Consulting Services	1.29
Computers-Memory Devices	1.27
Auto Parts & Equipment	1.25
Semiconductors	1.09
Apparel Retail	1.07
Diversified Real Estate Activities	1.04
Aerospace & Defense	1.03
Industrial Machinery	1.00
Cable & Satellite	0.95
Consumer Finance	0.91
Specialized Finance	0.91
Diversified REITs	0.89
Telecommunication Services	0.85
Retail REITs	0.85
Technology Hardware, Storage & Peripherals	0.84
Paper Packaging	0.82
Asset Management & Custody Banks	0.79
Food Distributors	0.79
Money Center Banks	0.78
Telephone-Integrated	0.77
Electrical Components & Equipment	0.74
Reinsurance	0.67
Casinos & Gaming	0.59

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

Health Care Services	0.57
Diversified Support Services	0.56
Consumer Electronics	0.54
Trading Companies & Distributors	0.52
Funeral Services & Related Items	0.5
Diversified Banking Institution	0.45
Medical-Hospitals	0.45
Rental Auto/Equipment	0.43
Auto Repair Centers	0.36
Data Processing/Management	0.36
Movies & Entertainment	0.31
Multi-Utilities	0.31
Satellite Telecommunications	0.31
Distillers & Vintners	0.22
Food-Flour & Grain	0.21
Enterprise Software/Services	0.19
Medical - Drugs	0.02
Long-Term Investments	95.03
Short-Term Investment	3.88
Total Investments	98.91
Net Other Assets and Liabilities	1.09
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	46%
British Pound	21
Euro	15
Swiss Franc	8
Japanese Yen	4
Hong Kong Dollar	2
Australian Dollar	2
Canadian Dollar	1
Israeli Shekel	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Dividend & Income Builder Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$765,631	$—	$—	$765,631
Canada	749,950	—	—	749,950
France	2,556,485	—	—	2,556,485
Germany	1,338,497	—	—	1,338,497
Hong Kong	862,455	—	—	862,455
Ireland	605,756	—	—	605,756
Israel	311,701	—	—	311,701
Italy	335,636	—	—	335,636
Japan	1,858,647	—	—	1,858,647
Luxembourg	395,858	—	—	395,858
Netherlands	1,891,235	—	—	1,891,235
Portugal	451,786	—	—	451,786
Switzerland	4,122,038	—	—	4,122,038
Taiwan	520,939	—	—	520,939
United Kingdom	9,551,604	—	—	9,551,604
United States	12,859,939	—	—	12,859,939
Total Common Stocks	39,178,157	—	—	39,178,157
Corporate Bonds
Canada	—	7,621	—	7,621
France	—	241,000	—	241,000
Germany	—	201,750	—	201,750
Luxembourg	—	555,172	—	555,172
Netherlands	—	208,250	—	208,250
Spain	—	181,825	—	181,825
Switzerland	—	214,500	—	214,500
United Kingdom	—	1,161,216	—	1,161,216
United States	—	2,576,378	—	2,576,378
Total Corporate Bonds	—	5,347,712	—	5,347,712
REITs
France	422,585	—	—	422,585
Netherlands	407,255	—	—	407,255
Total REITs	829,840	—	—	829,840
Short-Term Investment	1,851,230	—	—	1,851,230
Total Investments	$41,859,227	$5,347,712	$—	$47,206,939

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks - 94.25%
	Brazil - 9.63%
196,400	Duratex S.A.	$553,423
76,700	Mahle-Metal Leve S.A.	516,773
39,700	Natura Cosmeticos S.A.	379,482
22,400	Totvs S.A.	258,797
51,300	Tractebel Energia S.A.	607,846
46,100	WEG S.A.	245,575
		2,561,896

	Chile - 10.68%
27,600	Antofagasta plc	328,387
35,200	Cia Cervecerias Unidas S.A., ADR	769,824
40,300	ENTEL Chile S.A.	454,293
543,500	Inversiones Aguas Metropolitanas S.A.	885,914
186,200	Quinenco S.A.	404,912
		2,843,330

	China - 9.41%
1,600	Baidu, Inc., ADR	320,448
122,900	China Mengniu Dairy Co., Ltd.	626,261
78,100	China Merchants Holdings International Co., Ltd.	355,548
109,500	China Resources Enterprise, Ltd.	335,490
188,700	Minth Group, Ltd.	472,315
104,300	Yue Yuen Industrial Holdings, Ltd.	393,866
		2,503,928

	India - 13.89%
174,500	City Union Bank, Ltd.	257,458
4,400	Cognizant Technology Solutions Corp., Class A	257,576
6,300	Dr. Reddy's Laboratories, Ltd.	327,975
23,900	Housing Development Finance Corp., Ltd.	443,415
245,300	Idea Cellular, Ltd.	676,834
9,436	Lupin, Ltd.	263,646
20,300	Mahindra & Mahindra, Ltd.	367,206
24,600	Persistent Systems, Ltd.	273,307
461,200	Tata Power Co., Ltd.	549,182
28,700	Tech Mahindra, Ltd.	280,536
		3,697,135

	Indonesia - 0.86%
434,600	Astra International Tbk PT	229,248

	Kazakhstan - —%
955,965	International Petroleum, Ltd. (a) (b) *	—

	Korea - 4.81%
6,800	LG Corp.	421,927
278	Samsung Electronics Co., Ltd.	364,601
1,358	Samsung Fire & Marine Insurance Co., Ltd.	357,769
3,300	Shinhan Financial Group Co., Ltd.	135,309
		1,279,606

	Malaysia - 3.01%
272,000	Axiata Group Bhd	514,436
52,400	Public Bank Bhd	286,551
		800,987

	Mexico - 3.90%
122,000	Grupo Financiero Santander Mexico SAB de CV, Class B	248,501
290,600	Grupo Herdez SAB de CV *	790,049
		1,038,550

	Nigeria - 3.64%
68,200	Guaranty Trust Bank plc, GDR	477,400
89,822	PZ Cussons plc	491,554
		968,954

	Philippines - 1.04%
496,100	Manila Water Co., Inc.	275,994

	Poland - 4.18%
12,800	Bank Pekao S.A.	666,655
30,500	Jeronimo Martins SGPS S.A.	444,906
		1,111,561

	Qatar - 0.52%
3,500	Industries Qatar QSC	138,295

	South Africa - 12.82%
171,300	Grindrod, Ltd.	234,803
56,146	Pick n Pay Stores, Ltd.	269,116
16,400	SABMiller plc	868,915
23,800	Shoprite Holdings, Ltd.	339,964
48,400	Standard Bank Group, Ltd.	709,562
28,500	Tiger Brands, Ltd.	742,090
26,400	Wilson Bayly Holmes-Ovcon, Ltd.	246,933
		3,411,383

	Taiwan - 8.82%
27,000	Asustek Computer, Inc.	286,167

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)
106,000	Chroma ATE, Inc.	$255,424
41,000	Delta Electronics, Inc.	246,503
240,000	Standard Foods Corp.	594,472
56,000	Taiwan Semiconductor Manufacturing Co., Ltd.	270,357
424,000	Uni-President Enterprises Corp.	695,254
		2,348,177

	Thailand - 1.06%
44,300	Kasikornbank pcl	281,330

	Turkey - 2.05%
61,000	Yazicilar Holding AS, Class A	545,566

	United Kingdom - 3.93%
89,400	Cairn Energy plc *	243,416
18,300	Unilever plc	803,496
		1,046,912

	Total common stocks
	(Cost $24,505,261)	25,082,852

Preferred stock - 2.59%
	Brazil - 1.47%
36,800	Banco Bradesco S.A.	392,801

	Chile - 1.12%
93,400	Embotelladora Andina S.A.,Class B	297,600

	Total preferred stock
	(Cost $574,040)	690,401

	Total long-term investments
	(Cost $25,079,301)	25,773,253

Short-term investment - 2.92%
776,443	Fidelity Institutional Treasury Portfolio	776,443

	Total short-term investment	776,443
	(Cost $776,443)

Total investments - 99.76%		26,549,696
	(Cost $25,855,744)

Net other assets and liabilities – 0.24%		63,766

Total net assets – 100.00%		$26,613,462

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2015 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	12.98%
Packaged Foods & Meats	12.96
Wireless Telecommunication Services	6.18
Brewers	6.16
Industrial Conglomerates	5.68
Food Retail	5.22
Household Products	4.87
Water Utilities	4.37
Auto Parts & Equipment	3.72
IT Consulting & Other Services	3.05
Semiconductors	2.39
Renewable Electricity	2.28
Automobile Manufacturers	2.24
Pharmaceuticals	2.22
Forest Products	2.08
Electric Utilities	2.06
Thrifts & Mortgage Finance	1.67
Footwear	1.48
Personal Products	1.43
Property & Casualty Insurance	1.34
Marine Ports & Services	1.34
Diversified Metals & Mining	1.23
Internet Software & Services	1.2
Soft Drinks	1.12
Computer Hardware	1.07
Systems Software	0.97
Electronic Equipment & Instruments	0.96
Construction & Engineering	0.93
Electronic Components	0.93
Industrial Machinery	0.92
Oil & Gas Exploration & Production	0.91
Marine	0.88
Long-Term Investments	96.84
Short-Term Investment	2.92
Total Investments	99.76
Net Other Assets and Liabilities	0.24
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Indian Rupee	13%
Brazilian Real	11
British Pound	10
US Dollar	10
South African Rand	10
Taiwan Dollar	9
Hong Kong Dollar	8
Chilean Peso	8
Korean Won	5
Mexican Peso	4
Malaysian Ringgit	3
Polish Zloty	2
Turkish Lira	2
Euro	2
Thai Bhat	1
Philippine Peso	1
Indonesian Rupiah	1
Qatari Rial	0	*
Australian Dollar	0	*
	100%
* Less than 0.05% of total investments.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Brazil	$2,561,896	$—	$—	$2,561,896
Chile	2,514,943	328,387	—	2,843,330
China	320,448	2,183,480	—	2,503,928
India	257,576	3,439,559	—	3,697,135
Indonesia	—	229,248	—	229,248
Kazakhstan	—	—	—*	—
Korea	—	1,279,606	—	1,279,606
Malaysia	—	800,987	—	800,987
Mexico	1,038,550	—	—	1,038,550
Nigeria	477,400	491,554	—	968,954
Philippines	—	275,994	—	275,994
Poland	—	1,111,561	—	1,111,561
Qatar	—	138,295	—	138,295
South Africa	—	3,411,383	—	3,411,383
Taiwan	—	2,348,177	—	2,348,177
Thailand	—	281,330	—	281,330
Turkey	—	545,566	—	545,566
United Kingdom	—	1,046,912	—	1,046,912
Total Common Stocks	7,170,813	17,912,039	—	25,082,852
Preferred Stock
Brazil	392,801	—	—	392,801
Chile	297,600	—	—	297,600
Total Preferred Stock	690,401	—	—	690,401
Short-Term Investment	776,443	—	—	776,443
Total Investments	$8,637,657	$17,912,039	$—	$26,549,696

* Fund held a Level 3 security that was fair valued at $0 at April 30, 2015.

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Fund
April 30, 2015 (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in					Balance
	Balance	Accrued		unrealized			Transfers	Transfers	as of
	as of	discounts/	Realized	appreciation			in to	out of	April 30,
Investments in securities	July 31, 2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2015
Common Stock
International
Petroleum, Ltd.	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company would be left with very few assets if its merger with Range Resources, Ltd. were to fall apart, an increased likelihood of a failed merger, and the lengthy period of time for the company to receive cash even if its sale of its Russian-based assets were successful.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks - 93.98%
	Australia - 0.07%
47,779,000	African Petroleum Corp., Ltd. *	$2,220,892

	Canada - 0.98%
5,000,000	Africa Energy Corp. (a) *	559,470
2,235,878	Africa Oil Corp. *	4,836,835
574,622	Africa Oil Corp. (b) *	1,243,070
10,925,000	Africa Oil Corp. *	23,794,602
		30,433,977

	Denmark - 5.47%
1,500,000	Danske Bank A/S	42,635,746
550,000	Genmab A/S *	42,515,434
1,500,000	Novo Nordisk A/S	85,429,403
		170,580,583

	Finland - 1.76%
8,098,626	Nokia Oyj	54,970,457

	France - 16.50%
900,000	Accor S.A.	49,507,574
29,701,143	Alcatel-Lucent *	105,085,614
1,000,000	Lafarge S.A.	73,355,783
2,800,000	Peugeot S.A. *	53,133,256
740,000	Publicis Groupe	62,201,841
850,000	Renault S.A.	89,811,148
4,300,000	Rexel S.A.	81,259,523
		514,354,739

	Germany - 10.55%
250,000	Continental AG	59,132,082
1,000,000	Fresenius SE & Co., KGaA	59,993,869
1,200,000	KION Group AG	53,883,320
2,100,000	ProSiebenSat.1 Media AG	108,207,921
625,000	SAP SE	47,671,995
		328,889,187

	Ireland - 1.78%
140,000,000	Bank of Ireland *	54,233,649
2,799,458	Providence Resources plc *	1,106,521
		55,340,170

	Israel - 2.42%
1,250,000	Teva Pharmaceutical Industries, Ltd., ADR	75,525,000

	Italy - 2.30%
15,250,000	Intesa Sanpaolo SpA	46,712,801
5,650,000	Salini Impregilo SpA *	24,856,191
		71,568,992

	Netherlands - 2.20%
500,000	ASML Holding N.V.	54,295,406
1,500,000	Nostrum Oil & Gas plc *	14,160,371
		68,455,777

	Norway - 0.44%
7,200,000	DNO ASA *	13,530,419

	Russia - 0.16%
1,500,000	TCS Group Holding plc, GDR (a) (c)	5,100,000

	Spain - 5.36%
2,113,109	Atresmedia Corp de Medios de Comunicacion S.A.	34,309,303
9,000,000	Banco Santander S.A.	68,273,764
7,000,000	CaixaBank S.A.	35,259,732
5,000,000	NH Hotel Group S.A. *	29,250,239
		167,093,038

	Sweden - 3.67%
3,000,000	Lundin Petroleum AB *	48,599,903
6,000,000	Telefonaktiebolaget LM Ericsson, B Shares	65,843,868
		114,443,771

	Switzerland - 5.98%
1,500,000	Coca-Cola HBC AG *	31,751,465
3,300,000	OC Oerlikon Corp. AG *	43,507,155
385,000	Roche Holding AG	111,173,160
		186,431,780

	United Kingdom – 34.34%
5,930,404	AA, Ltd. *	37,996,620
3,100,000	ARM Holdings plc	53,009,673
6,150,000	Ashmore Group plc	29,189,244
6,500,000	Aviva plc	52,581,409
23,750,000	Barclays plc	93,072,777
6,500,000	BG Group plc	117,983,901
2,250,000	CSR plc	30,392,991
1,000,000	Carnival Corp.	43,970,000
5,400,000	Direct Line Insurance Group plc	26,450,191
317,115	Exillon Energy plc *	535,448
3,000,000	Genel Energy plc *	28,919,391
14,000,000	Indivior plc *	42,872,537
4,750,000	Informa plc	40,612,250
3,099,994	Inmarsat plc	47,870,402
11,000,000	Kingfisher plc	59,316,987
1,000,000	Liberty Global plc, Class A *	52,140,000
75,000,000	Lloyds Banking Group plc	89,083,697
5,500,000	Merlin Entertainments plc (c)	36,843,059
4,350,000	Mytrah Energy, Ltd. (a) *	5,617,235

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)
1,650,000	Phoenix Group Holdings	$21,363,740
5,700,000	Royal Mail plc	40,921,399
6,276,000	Savannah Petroleum plc (a) *	2,456,582
18,000,000	Taylor Wimpey plc	45,921,046
6,300,000	Virgin Money Holdings UK plc *	38,121,099
6,000,000	William Hill plc	33,266,510
		1,070,508,188

	Total common stocks
	(Cost $2,733,941,482)	2,929,446,970

Warrants – 0.00%
	Australia – 0.00%
23,889,500	African Petroleum Corp., Ltd. (expires 3/16/17) *	—

	Total warrants
	(Cost $—)	—

	Total long-term investments
	(Cost $2,733,941,482)	2,929,446,970

Short-term investment - 4.70%
146,380,218	Fidelity Institutional Treasury Portfolio	146,380,218

	Total short-term investment
	(Cost $146,380,218)	146,380,218

Total investments - 98.68%
	(Cost $2,880,321,700)	3,075,827,188

Financial Derivative Instruments, net (d) – 0.24%
(Cost or Premiums, net $0)		7,369,210

Net other assets and liabilities – 1.08%		33,813,319

Total net assets – 100.00%		$3,117,009,717

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2015 as determined in good faith using procedures approved by the Board of Trustees.
(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $41,943,059, which represented 1.3% of net assets.

(d)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015 (continued)

(d) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

		Value	Local amount	Current notional	Unrealized appreciation/ (depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	Deutsche Bank AG	5/13/15	31,549	$48,424,113	$—	$(424,113)
British Pound (Short)	Citibank, N.A.	5/13/15	67,010	102,852,972	—	(852,972)
Euro (Long)	Citibank, N.A.	5/13/15	123,282	138,441,005	7,727,898	—
Euro (Short)	JP Morgan Chase Bank, N.A.	5/13/15	99,983	112,277,071	722,929	—
Euro (Short)	Deutsche Bank AG	5/13/15	23,299	26,163,934	195,468	—
Total					$8,646,295	$(1,277,085)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$8,646,295	$(1,277,085)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.77%
Pharmaceuticals	10.11
Communications Equipment	7.25
Automobile Manufacturers	4.59
Broadcasting	4.57
Oil & Gas Exploration & Production	4.55
Hotels, Resorts & Cruise Lines	3.94
Integrated Oil & Gas	3.78
Semiconductors	2.68
Trading Companies & Distributors	2.61
Construction Materials	2.35
Advertising	1.99
Health Care Services	1.92
Home Improvement Retail	1.90
Tires & Rubber	1.90
Semiconductor Equipment	1.74
Material Handling Machinery Manufacturing	1.73
Multi-line Insurance	1.69
Cable & Satellite	1.67
Alternative Carriers	1.54
Application Software	1.53
Homebuilding	1.47
Industrial Machinery	1.40
Regional Banks	1.39
Biotechnology	1.36
Air Freight & Logistics	1.31
Publishing	1.30
Diversified Support Services	1.22
Leisure Facilities	1.18
Casinos & Gaming	1.07
Soft Drinks	1.02
Asset Management & Custody Banks	0.94
Property & Casualty Insurance	0.85
Construction & Engineering	0.80
Life & Health Insurance	0.68
Independent Power Producers & Energy Traders	0.18
Long-Term Investments	93.98
Short-Term Investment	4.70
Total Investments	98.68
Financial Derivative Instruments	0.24
Net Other Assets and Liabilities	1.08
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	40%
British Pound	33
US Dollar	11
Danish Krone	6
Swiss Franc	5
Swedish Krona	4
Norwegian Krone	1
Canadian Dollar	0 *
100%
* Less than 0.05% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)		Significant unobservable inputs (level 3)
Assets					Total
Common Stocks
Australia	$2,220,892	$—		$—	$2,220,892
Canada	29,190,907	1,243,070		—	30,433,977
Denmark	170,580,583	—		—	170,580,583
Finland	54,970,457	—		—	54,970,457
France	514,354,739	—		—	514,354,739
Germany	328,889,187	—		—	328,889,187
Ireland	55,340,170	—		—	55,340,170
Israel	75,525,000	—		—	75,525,000
Italy	71,568,992	—		—	71,568,992
Netherlands	68,455,777	—		—	68,455,777
Norway	13,530,419	—		—	13,530,419
Russia	5,100,000	—		—	5,100,000
Spain	167,093,038	—		—	167,093,038
Sweden	114,443,771	—		—	114,443,771
Switzerland	186,431,780	—		—	186,431,780
United Kingdom	1,070,508,188	—		—	1,070,508,188
Total Common Stocks	$2,928,203,900	$1,243,070		$—	$2,929,446,970
Warrants
Australia	—	—		—*	—
Total Warrants	—	—		—*	—
Short-Term Investment	146,380,218	—		—	146,380,218
Total Investments	$3,074,584,118	$1,243,070	$	—*	$3,075,827,188
Financial Derivative Instruments-Assets
Over-the-counter	—	8,646,295		—	8,646,295
Total Financial Derivative Instruments-Assets	$—	$8,646,295		$—	$8,646,295
Financial Derivative Instruments-Liabilities
Over-the-counter	—	(1,277,085)		—	(1,277,085)
Total Financial Derivative Instruments-Liabilities	$—	$(1,277,085)		$—	$(1,277,085)

* Fund held a Level 3 security that was fair valued at $0 at April 30, 2015.

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
April 30, 2015 (continued)

				Change in					Balance
	Balance	Accrued		unrealized			Transfers	Transfers	as of
	as of	discounts/	Realized	appreciation			in to	out of	April 30,
Investments in securities	July 31, 2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2015
Warrants
African Petroleum Corp., Ltd. (expires 3/16/17)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $0.

The Fund’s Adviser has determined that the African Petroleum Corp., Ltd. warrants (expire 3/16/17) are a Level 3 investment due to the lack of observable inputs in their valuation. The warrants, which give the Fund the right to purchase African Petroleum Corp., Ltd. shares at a specified price within a specified time frame, were received as part of a placing offer and are currently “out of the money” as the exchange value of the traded shares is less than the price at which the Fund may exercise the warrants to purchase shares of the company.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks - 90.89%

	Australia - 7.46%
1,241,621	Australia & New Zealand Banking Group, Ltd.	$33,397,115
20,831,719	DUET Group	41,707,519
1,704,616	National Australia Bank, Ltd.	49,600,827
2,591,610	Premier Investments, Ltd.	26,251,151
3,767,719	Sonic Healthcare, Ltd.	59,244,100
5,287,320	Suncorp Group, Ltd.	54,874,758
		265,075,470

	Canada - 1.25%
451,221	Bank of Montreal	29,478,026
577,775	Crescent Point Energy Corp.	15,089,673
		44,567,699

	France - 11.10%
3,168,290	AXA S.A.	80,453,180
576,658	BNP Paribas S.A.	36,544,921
291,500	Casino Guichard Perrachon S.A.	25,857,548
1,641,583	Lagardere SCA	52,809,149
155,500	Neopost S.A.	7,500,079
4,151,780	Orange S.A.	68,715,311
852,101	Rexel S.A.	16,102,633
511,961	Sanofi	52,426,808
1,826,596	Suez Environnement Co.	37,328,074
299,874	Total S.A.	16,325,553
		394,063,256

	Germany - 5.83%
2,201,429	Deutsche Post AG	73,056,245
579,486	HUGO BOSS AG	71,704,472
5,530,876	Telefonica Deutschland Holding AG	34,523,299
1,484,850	TUI AG	27,875,155
		207,159,171

	Hong Kong - 2.78%
13,000,000	HKT Trust and HKT, Ltd., Class SS	17,477,469
9,894,000	Shanghai Industrial Holdings, Ltd.	39,573,192
20,759,000	SJM Holdings, Ltd.	26,408,931
1,113,500	Swire Pacific, Ltd., Class A	15,085,058
		98,544,650

	Israel - 0.99%
18,464,761	Bezeq The Israeli Telecommunication Corp, Ltd.	35,011,130

	Italy - 1.03%
7,692,125	Enel SpA	36,586,763

	Japan - 0.99%
520,300	Nippon Telegraph and Telephone Corp.	35,227,012

	Korea - 1.81%
2,171,988	SK Telecom Co., Ltd., ADR	64,399,444

	Luxembourg - 1.93%
340,472	RTL Group S.A.	32,151,341
50,000	RTL Group S.A.	4,704,741
903,156	SES S.A.	31,690,894
		68,546,976

	Malaysia - 0.60%
8,254,800	Malayan Banking Bhd	21,346,822

	New Zealand - 2.19%
5,000,000	Fletcher Building, Ltd.	31,713,030
20,753,506	Spark New Zealand, Ltd. *	46,149,450
		77,862,480

	Sweden - 1.79%
650,000	Svenska Handelsbanken AB, A Shares	30,061,140
735,601	Swedbank AB, A Shares	17,160,066
2,591,251	TeliaSonera AB	16,169,374
		63,390,580

	Switzerland - 7.53%
889,277	Nestle S.A.	69,487,425
333,868	Novartis AG	34,587,429
8,593	SGS S.A.	16,763,235
28,621	Swisscom AG	17,087,622
205,357	Syngenta AG	69,204,396
193,949	Zurich Insurance Group AG *	60,204,331
		267,334,438

	United Kingdom - 31.56%
6,347,749	Amlin plc	44,704,516
609,559	AstraZeneca plc	42,072,526
1,239,313	Beazley plc	5,364,613
1,686,090	BHP Billiton plc	40,400,980
9,505,395	BP plc	68,591,242
1,402,971	British American Tobacco plc	77,366,636
5,757,257	BT Group plc	40,276,390
5,999,927	Centrica plc	23,522,047
3,949,818	Compass Group plc	70,148,548
10,645,272	Connect Group plc (a)	25,981,375

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)
2,242,371	De La Rue plc	$18,914,001
1,082,499	Galliford Try plc	25,024,230
2,181,359	Greene King plc	27,808,338
3,878,400	HSBC Holdings plc	38,531,046
677,723	Imperial Tobacco Group plc	33,206,519
5,226,589	Investec plc	50,142,573
17,770,185	ITV plc	69,175,044
10,805,721	Ladbrokes plc	17,018,033
12,209,675	Legal & General Group plc	48,728,798
2,000,000	National Grid plc	26,985,292
2,890,925	Phoenix Group Holdings	37,430,890
1,853,054	Royal Dutch Shell plc, A Shares	59,029,501
3,839,582	Royal Mail plc	27,565,099
3,963,752	Standard Life plc	28,468,708
1,336,004	Tate & Lyle plc	12,232,816
14,092,809	Taylor Wimpey plc	35,953,140
3,965,259	The Sage Group plc	29,581,220
5,723,925	Tullett Prebon plc	31,472,248
18,346,033	Vodafone Group plc	64,925,536
		1,120,621,905

	United States - 12.05%
1,841,086	Ares Capital Corp.	31,335,284
1,076,418	Cisco Systems, Inc.	31,033,131
563,138	Kohl's Corp.	40,348,838
183,082	Lockheed Martin Corp.	34,163,101
940,399	Microsoft Corp.	45,741,008
1,866,196	Pfizer, Inc.	63,320,030
883,251	Reynolds American, Inc.	64,742,298
1,006,054	Six Flags Entertainment Corp.	47,304,659
1,387,607	Verizon Communications, Inc.	69,990,897
		427,979,246

	Total common stocks
	(Cost $3,142,752,141)	3,227,717,042

Partnerships - 1.14%
	United States - 1.14%
3,127,066	Och-Ziff Capital Management Group LLC, Class A	40,370,422

	Total partnerships
	(Cost $39,835,116)	40,370,422

REITs - 5.32%
	France - 1.42%
579,177	ICADE	50,433,000

	Netherlands - 1.13%
874,475	Eurocommercial Properties N.V.	40,042,051

	Singapore - 1.40%
26,672,700	Ascendas Real Estate Investment Trust	49,789,578

	United Kingdom - 1.37%
7,363,505	Segro plc	48,489,770

	Total REITs
	(Cost $172,659,105)	188,754,399

	Total long-term investments
	(Cost $3,355,246,362)	3,456,841,863

Short-term investment - 1.48%
52,551,007	Fidelity Institutional Treasury Portfolio	52,551,007

	Total short-term investment
	(Cost $52,551,007)	52,551,007

Total investments - 98.83%
	(Cost $3,407,797,369)	3,509,392,870

Financial Derivative Instruments, net (b) - (0.44)%
(Cost or Premiums, net $0)		(15,642,335)

Net other assets and liabilities – 1.61%		57,146,951

Total net assets – 100.00%		$3,550,897,486

*	Non-income producing security
(a)	This security has been deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees.
(b)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2015 (continued)

(b) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

		Value	Local amount	Current notional	Unrealized appreciation/ (depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Short)	Citibank, N.A.	7/8/15	240,000	$189,248,300	$—	$(5,051,900)
	State Street Bank
British Pound (Short)	and Trust Company	7/8/15	200,523	307,665,951	—	(7,933,712)
British Pound (Short)	Citibank, N.A.	7/8/15	66,850	102,569,215	—	(2,656,723)
Total					$—	$(15,642,335)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(15,642,335)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Integrated Telecommunication Services	10.72%
Diversified Banks	7.21
Pharmaceuticals	5.42
Tobacco	4.94
Integrated Oil & Gas	4.05
Multi-line Insurance	3.96
Multi-Utilities	3.65
Wireless Telecommunication Services	3.64
Life & Health Insurance	3.23
Broadcasting	2.99
Property & Casualty Insurance	2.96
Air Freight & Logistics	2.83
Industrial REIT's	2.77
Restaurants	2.76
Packaged Foods & Meats	2.30
Asset Management & Custody Banks	2.02
Apparel, Accessories & Luxury Goods	2.02
Fertilizers & Agricultural Chemicals	1.95
Health Care Services	1.67
Publishing	1.49
Diversified REITs	1.42
Diversified Capital Markets	1.41
Leisure Facilities	1.33
Systems Software	1.29
Casinos & Gaming	1.22
Diversified Metals & Mining	1.14
Department Stores	1.14
Retail REITs	1.13
Industrial Conglomerates	1.11
Electric Utilities	1.03
Homebuilding	1.01
Aerospace & Defense	0.96
Construction Materials	0.89
Cable & Satellite	0.89
Investment Banking & Brokerage	0.89
Communications Equipment	0.87
Application Software	0.83
Hotels, Resorts & Cruise Lines	0.79
Apparel Retail	0.74
Distributors	0.73
Food Retail	0.73
Construction & Engineering	0.70
Commercial Printing	0.53
Research & Consulting Services	0.47
Trading Companies & Distributors	0.45
Oil & Gas Exploration & Production	0.43
Diversified Real Estate Activities	0.43
Office Electronics	0.21
Long-Term Investments	97.35
Short-Term Investment	1.48
Total Investments	98.83
Financial Derivative Instruments	(0.44)
Net Other Assets and Liabilities	1.61
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
British Pound	31%
Euro	23
US Dollar	17
Australian Dollar	9
Swiss Franc	8
Hong Kong Dollar	4
Swedish Krona	2
Singapore Dollar	1
Canadian Dollar	1
Japanese Yen	1
Israeli Shekel	1
New Zealand Dollar	1
Malaysian Ringgit	1
100%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$265,075,470	$—	$—	$265,075,470
Canada	44,567,699	—	—	44,567,699
France	394,063,256	—	—	394,063,256
Germany	207,159,171	—	—	207,159,171
Hong Kong	98,544,650	—	—	98,544,650
Israel	35,011,130	—	—	35,011,130
Italy	36,586,763	—	—	36,586,763
Japan	35,227,012	—	—	35,227,012
Korea	64,399,444	—	—	64,399,444
Luxembourg	68,546,976	—	—	68,546,976
Malaysia	21,346,822	—	—	21,346,822
New Zealand	77,862,480	—	—	77,862,480
Sweden	63,390,580	—	—	63,390,580
Switzerland	267,334,438	—	—	267,334,438
United Kingdom	1,120,621,905	—	—	1,120,621,905
United States	427,979,246	—	—	427,979,246
Total Common Stocks	3,227,717,042	—	—	3,227,717,042
Partnerships
United States	40,370,422	—	—	40,370,422
Total Partnerships	40,370,422	—	—	40,370,422
REITs
France	50,433,000	—	—	50,433,000
Netherlands	40,042,051	—	—	40,042,051
Singapore	49,789,578	—	—	49,789,578
United Kingdom	48,489,770	—	—	48,489,770
Total REITs	188,754,399	—	—	188,754,399
Short-Term Investment	52,551,007	—	—	52,551,007
Total Investments	3,509,392,870	—	—	3,509,392,870
Liabilities
Financial Derivative Instruments-Liabilities			—
Over-the-counter	—	(15,642,335)	—	(15,642,335)
Total Financial Derivative Instruments-Liabilities	$—	$(15,642,335)	$—	$(15,642,335)

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks - 96.25%
	China - 9.38%
39,384	Baidu, Inc., ADR *	$7,887,828
52,875	NetEase.com, Inc., ADR	6,778,046
358,500	Tencent Holdings, Ltd.	7,442,394
72,900	YY, Inc., ADR *	4,633,524
		26,741,792
	Finland - 0.66%
275,679	Nokia Oyj	1,871,206

	France - 0.98%
35,757	Criteo S.A., ADR *	1,482,485
78,824	Orange S.A.	1,304,601
		2,787,086
	Israel - 0.90%
30,691	Check Point Software Technologies, Ltd. *	2,562,085

	Italy - 0.29%
694,470	Telecom Italia SpA *	825,793

	Japan - 1.20%
136,400	Alps Electric Co., Ltd.	3,412,285

	Korea - 4.81%
4,151	Samsung Electronics Co., Ltd.	5,459,804
147,273	SK Hynix, Inc.	6,340,158
169,082	Wonik IPS Co., Ltd. *	1,900,595
		13,700,557
	Netherlands - 3.26%
63,039	ASM International N.V.	3,072,351
64,595	NXP Semiconductor N.V. *	6,208,871
		9,281,222
	Singapore - 1.76%
42,843	Avago Technologies, Ltd.	5,007,490

	Taiwan - 2.08%
203,000	Catcher Technology Co., Ltd.	2,386,208
275,000	MediaTek, Inc.	3,546,823
		5,933,031
	United Kingdom - 6.00%
279,606	BT Group plc	1,956,057
443,264	Just Eat plc *	3,121,721
179,528	Rightmove plc	8,721,961
932,938	Vodafone Group plc	3,301,613
		17,101,352
	United States - 64.93%
215,440	Activision Blizzard, Inc.	4,915,264
13,556	Amazon.com, Inc. *	5,717,650
187,484	Apple, Inc.	23,463,623
221,392	Applied Materials, Inc.	4,381,348
134,517	Broadcom Corp., Class A	5,946,324
22,847	CDW Corp.	875,497
308,298	Cisco Systems, Inc.	8,888,231
61,607	Cognex Corp. *	2,765,538
110,349	Cognizant Technology Solutions Corp., Class A *	6,459,830
17,401	EPAM Systems, Inc. *	1,126,019
13,590	Equinix, Inc.	3,478,089
35,630	F5 Networks, Inc. *	4,347,573
116,606	Facebook, Inc., Class A *	9,185,055
79,856	Fidelity National Information Services, Inc.	4,990,201
32,778	FleetCor Technologies, Inc. *	5,273,652
18,008	Google, Inc., Class A *	9,882,250
22,403	Google, Inc., Class C *	12,038,205
55,158	Lam Research Corp.	4,168,842
8,434	LinkedIn Corp., Class A *	2,126,464
83,156	MasterCard, Inc., Class A	7,501,503
183,676	Mentor Graphics Corp.	4,395,367
162,310	Micron Technology, Inc. *	4,565,780
10,435	Netflix, Inc. *	5,807,077
120,888	Oracle Corp.	5,273,134
19,855	Palo Alto Networks, Inc. *	2,932,981
60,917	Red Hat, Inc. *	4,584,613
54,842	SanDisk Corp.	3,671,123
4,163	The Priceline Group, Inc. *	5,153,003
37,486	Towers Watson & Co., Class A	4,757,161
125,476	Visa, Inc., A Shares	8,287,690
207,617	Web.com Group, Inc. *	3,813,924
43,508	Western Digital Corp.	4,252,472
		185,025,483
	Total common stocks
	(Cost $190,675,132)	274,249,382

	Total long-term investments
	(Cost $190,675,132)	274,249,382

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2015 (continued)

Value
Shares	(note 2)
Short-term investment - 0.34%

969,775	Fidelity Institutional Treasury Portfolio	$969,775

	Total short-term investment
	(Cost $969,775)	969,775

Total investments - 96.59%
(Cost $191,644,907)	275,219,157

Net other assets and liabilities – 3.41%	9,727,122

Total net assets – 100.00%	$284,946,279

*	Non-income producing security
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	25.22%
Semiconductors	13.01
Data Processing & Outsourced Services	9.14
Computer Hardware	8.24
Communications Equipment	6.33
Internet Retail	5.85
Semiconductor Equipment	4.75
Systems Software	4.36
Publishing	3.06
Computer Storage & Peripherals	2.78
IT Consulting & Other Services	2.66
Home Entertainment Software	1.73
Human Resource & Employment Services	1.67
Application Software	1.54
Integrated Telecommunication Services	1.43
Electronic Components	1.20
Wireless Telecommunication Services	1.16
Electronic Equipment & Instruments	0.97
Technology Hardware, Storage & Peripherals	0.84
Technology Distributors	0.31
Long-Term Investments	96.25
Short-Term Investment	0.34
Total Investments	96.59
Net Other Assets and Liabilities	3.41
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	80%
British Pound	6
Korean Won	5
Hong Kong Dollar	3
Euro	3
Taiwan Dollar	2
Japanese Yen	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
China	$26,741,792	$—	$—	$26,741,792
Finland	1,871,206	—	—	1,871,206
France	2,787,086	—	—	2,787,086
Israel	2,562,085	—	—	2,562,085
Italy	825,793	—	—	825,793
Japan	3,412,285	—	—	3,412,285
Korea	13,700,557	—	—	13,700,557
Netherlands	9,281,222	—	—	9,281,222
Singapore	5,007,490	—	—	5,007,490
Taiwan	5,933,031	—	—	5,933,031
United Kingdom	17,101,352	—	—	17,101,352
United States	185,025,483	—	—	185,025,483
Total Common Stocks	274,249,382	—	—	274,249,382
Short-Term Investment	969,775	—	—	969,775
Total Investments	$275,219,157	—	—	$275,219,157

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015

	Face				Value
	amount		Coupon	Maturity	(note 2)

Bank loans(a) (b) – 2.60%
		United States – 2.60%
USD	250,000	CityCenter Holdings LLC, Term Loan B	4.250%	10/28/20	$252,063
USD	230,042	Signode Industrial Group US, Inc., Term Loan B	3.750%	5/1/21	230,257
USD	250,000	SunGard Data Systems, Inc., Term Loan E	4.000%	3/8/20	252,291
					734,611

	Total bank loans
	(Cost $723,928)				734,611

Corporate bonds – 90.06%
		Barbados – 1.93%
USD	500,000	Columbus International, Inc. (c)	7.375%	3/30/21	546,250

		Canada – 5.74%
USD	275,000	Baytex Energy Corp. (c)	5.625%	6/1/24	267,437
USD	250,000	Garda World Security Corp. (c)	7.250%	11/15/21	250,000
USD	275,000	Masonite International Corp. (c)	5.625%	3/15/23	288,750
USD	250,000	New Gold, Inc. (c)	6.250%	11/15/22	248,750
USD	550,000	Valeant Pharmaceuticals International, Inc. (c)	5.375%	3/15/20	565,469
					1,620,406

		Luxembourg – 3.12%
USD	381,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	351,472
USD	270,000	Trinseo Materials Operating SCA (c) (d)	6.750%	5/1/22	273,881
USD	250,000	Wind Acquisition Finance S.A. (c)	7.375%	4/23/21	256,563
					881,916

		Netherlands – 2.82%
USD	275,000	Playa Resorts Holding B.V. (c)	8.000%	8/15/20	287,375
USD	500,000	UPCB Finance IV, Ltd. (c)	5.375%	1/15/25	510,625
					798,000

		Puerto Rico – 0.99%
USD	275,000	Popular, Inc.	7.000%	7/1/19	278,781

		Sweden – 1.23%
USD	325,000	Perstorp Holding AB (c)	11.000%	8/15/17	348,359

		United Kingdom – 1.11%
USD	315,000	International Game Technology plc (c)	6.250%	2/15/22	312,638

		United States – 73.12%
USD	250,000	Approach Resources, Inc.	7.000%	6/15/21	226,875
USD	535,000	Argos Merger Sub, Inc. (c)	7.125%	3/15/23	563,087
USD	260,000	Belden, Inc. (c)	5.250%	7/15/24	264,550
USD	400,000	BlueLine Rental Finance Corp. (c)	7.000%	2/1/19	410,040
USD	525,000	Calpine Corp.(d)	5.750%	1/15/25	529,620
USD	500,000	CCO Holdings LLC (c)	5.875%	5/1/27	493,750
USD	275,000	Century Intermediate Holding Co. 2 (c)	9.750%	2/15/19	292,875
USD	280,000	Chesapeake Energy Corp.	5.750%	3/15/23	275,100
USD	525,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	559,781
USD	275,000	Cloud Peak Energy Resources LLC	8.500%	12/15/19	255,750

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	340,000	Cogent Communications Group, Inc. (c)	5.375%	3/1/22	$342,550
USD	300,000	CONSOL Energy, Inc. (c)	8.000%	4/1/23	305,250
USD	135,000	Dean Foods Co. (c)	6.500%	3/15/23	139,388
USD	395,000	Diamond Foods, Inc. (c)	7.000%	3/15/19	409,812
USD	500,000	Digicel Group, Ltd. (c) (h)	8.250%	9/30/20	518,200
USD	250,000	DISH DBS Corp.	5.875%	11/15/24	246,875
USD	275,000	E*TRADE Financial Corp.	5.375%	11/15/22	292,875
USD	285,000	Eco Services Operations LLC (c)	8.500%	11/1/22	292,125
USD	275,000	EP Energy LLC	9.375%	5/1/20	295,625
USD	575,000	General Motors Financial Co., Inc.	4.375%	9/25/21	611,587
USD	400,000	Genworth Holdings, Inc. (e)	6.150%	11/15/66	256,000
USD	250,000	Gray Television, Inc.	7.500%	10/1/20	266,875
USD	285,000	Group 1 Automotive, Inc. (c)	5.000%	6/1/22	287,850
USD	250,000	HD Supply, Inc.	7.500%	7/15/20	269,375
USD	500,000	Headwaters, Inc.	7.250%	1/15/19	526,250
USD	275,000	Hexion, Inc.	6.625%	4/15/20	258,500
USD	250,000	Hot Topic, Inc. (c)	9.250%	6/15/21	272,500
USD	265,000	HUB International, Ltd. (c)	7.875%	10/1/21	273,613
USD	275,000	iHeartCommunications, Inc.	9.000%	12/15/19	272,938
USD	875,000	ILFC E-Capital Trust II (c) (e)	6.250%	12/21/65	853,125
USD	550,000	Infor Software Parent LLC/Infor Software Parent, Inc. (c)	7.125%	5/1/21	553,437
USD	135,000	Isle of Capri Casinos, Inc. (c)	5.875%	3/15/21	140,063
USD	250,000	j2 Global, Inc.	8.000%	8/1/20	271,250
USD	250,000	Kindred Healthcare, Inc. (c)	8.750%	1/15/23	279,375
USD	440,000	KLX, Inc. (c)	5.875%	12/1/22	444,950
USD	275,000	MarkWest Energy Partners LP	4.875%	12/1/24	285,835
USD	275,000	Midas Intermediate Holdco II LLC (c)	7.875%	10/1/22	274,313
USD	325,000	Momentive Performance Materials, Inc.	3.880%	10/24/21	292,500
USD	325,000	MPM Escrow LLC (f)	8.875%	10/15/20	—
USD	275,000	Multi-Color Corp. (c)	6.125%	12/1/22	286,687
USD	300,000	NeuStar, Inc.	4.500%	1/15/23	265,500
USD	275,000	Nexstar Broadcasting, Inc. (c)	6.125%	2/15/22	286,000
USD	250,000	Parsley Energy LLC (c)	7.500%	2/15/22	262,500
USD	130,000	Penn Virginia Corp.	8.500%	5/1/20	127,400
USD	250,000	Pinnacle Operating Corp. (c)	9.000%	11/15/20	253,750
USD	275,000	Plastipak Holdings, Inc. (c)	6.500%	10/1/21	283,250
USD	260,000	Platform Specialty Products Corp. (c)	6.500%	2/1/22	273,000
USD	555,000	Post Holdings, Inc. (c)	6.000%	12/15/22	543,206
USD	500,000	RCN Telecom Services LLC (c)	8.500%	8/15/20	537,500
USD	270,000	RHP Hotel Properties LP (c)	5.000%	4/15/23	274,725
USD	275,000	Rice Energy, Inc. (c)	7.250%	5/1/23	287,375
USD	250,000	Rite Aid Corp.	6.750%	6/15/21	265,938
USD	275,000	Rite Aid Corp. (c)	6.125%	4/1/23	286,344
USD	250,000	Sophia Holding Finance LP (c)	9.625%	12/1/18	254,688
USD	525,000	Sprint Corp.	7.125%	6/15/24	505,969
USD	285,000	Steel Dynamics, Inc. (c)	5.125%	10/1/21	292,837
USD	275,000	SunCoke Energy Partners LP (c)	7.375%	2/1/20	283,937
USD	275,000	Sunoco LP (c)	6.375%	4/1/23	287,375
USD	229,000	Tenet Healthcare Corp.	8.125%	4/1/22	250,469
USD	250,000	TMS International Corp. (c)	7.625%	10/15/21	251,250
USD	375,000	TransDigm, Inc.	6.000%	7/15/22	379,219
USD	265,000	West Corp. (c)	5.375%	7/15/22	256,056

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	240,000	Zebra Technologies Corp. (c)	7.250%	10/15/22	$259,800
					20,659,239

	Total corporate bonds
	(Cost $24,964,207)				25,445,589

	Shares

	United States - 1.72%
	475	Ally Financial, Inc. 7%, 06/01/15 (c) (g) (h)			486,341

	Total preferred stock
	(Cost $457,125)				486,341

	Total long-term investments
	(Cost $26,145,260)				26,666,541

Short-term investment - 4.04%
	1,140,040 Fidelity Institutional Treasury Portfolio (h)				1,140,040

	Total short-term investment
	(Cost $1,140,040)				1,140,040

Total investments - 98.42%
	(Cost $27,285,300)				27,806,581

Financial Derivative Instruments, net (i) – 0.17%					49,581
(Cost or Premiums, net $57,697)
Net other assets and liabilities – 1.41%					397,762
Total net assets – 100.00%					$28,253,924

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $17,513,571, which represented 62.0% of net assets.

(d)	Security is purchased on a delayed delivery basis.
(e)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2015.

(f)	Fair valued at April 30, 2015 as determined in good faith using procedures approved by the Board of Trustees.
(g)	Maturity date is perpetual. Maturity date presented represents the next call date.
(h)	This investment was segregated for open swap contracts and delayed delivery purchases at April 30, 2015.
(i)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

(i) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Rates		Implied	Notional	premiums	Unrealized
	Reference	received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
JPMorgan Chase Bank, N.A.	MDC Holdings, Inc.	(1.00%)	6/20/20	1.66%	150	$3,805	$950	$4,755	$—
Protection sold:
JPMorgan Chase Bank, N.A.	Delta Airlines, Inc.	5.00%	6/20/20	2.87%	$ 250	$31,354	$(6,676)	$24,678	$—
JPMorgan Chase Bank, N.A.	Ryland Group Holdings, Inc.	5.00%	6/20/20	2.18%	150	22,538	(2,390)	20,148	—
Total						$57,697	$(8,116)	$49,581	$—

	Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS	$57,697	$49,581	$—

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$57,697	$49,581	$—

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Cable TV	6.46%
Oil & Gas Exploration & Production	6.17
Telecommunication Services	4.56
Finance - Auto Loans	3.89
Cellular Telecommunications	3.63
Finance - Leasing Company	3.02
Coal	2.99
Chemicals - Diversified	2.98
Aerospace/Defense-Equipment	2.92
Medical - Hospitals	2.87
Medical - Drugs	2.00
Specified Purpose Acquisition	1.99
Broadcast Services/Programs	1.98
Enterprise Software/Services	1.96
Retail - Drug Store	1.95
Food - Flour & Grain	1.92
Independent Power Producer	1.87
Building Products - Cement Aggregates	1.86
Computer Services	1.85
Gambling (Non-Hotel)	1.60
Food-Miscellaneous/Diversified	1.45
Machinery - Construction & Mining	1.45
Satellite Telecommunications	1.24
Chemicals - Other	1.23
Internet Connectivity Services	1.21
Consumer Products - Miscellaneous	1.04
Finance - Investment Banking & Brokerage	1.04
Steel-Producers	1.04
Building Products - Doors & Windows	1.02
Hotels & Motels	1.02
Oil & Gas Refining & Marketing	1.02
Retail - Automobile	1.02
Pipelines	1.01
Printing - Commercial	1.01
Containers - Paper/Plastic	1.00
Commercial Banks - Southern US	0.99
Medical - Nursing Homes	0.99
Auto Repair Centers	0.97
Chemicals - Specialty	0.97
Insurance Brokers	0.97
REITS - Hotels	0.97
Rubber/Plastic Products	0.97
Retail - Apparel/Shoe	0.96
Distribution/Wholesale	0.95
Television	0.94
Wire & Cable Products	0.94
Machinery - General Industrials	0.92
Multi-line Insurance	0.91
Agricultural Operations	0.90
Commercial Banks Non-US	0.90
Casino Hotels	0.89
Commercial Services	0.89
Security Services	0.89
Gold Mining	0.88
Steel - Specialty	0.82
Food - Dairy Products	0.49
Long-Term Investments	94.38
Short-Term Investment	4.04
Total Investments	98.42
Financial Derivative Instruments	0.17
Net Other Assets and Liabilities	1.41
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets

Bank Loans
United States	$—	$734,611	$—		$734,611
Total Bank Loans	—	734,611	—		734,611
Corporate Bonds
Barbados	—	546,250	—		546,250
Canada	—	1,620,406	—		1,620,406
Luxembourg	—	881,916	—		881,916
Netherlands	—	798,000	—		798,000
Puerto Rico	—	278,781	—		278,781
Sweden	—	348,359	—		348,359
United Kingdom	—	312,638	—		312,638
United States	—	20,659,239	—	*	20,659,239
Total Corporate Bonds	—	25,445,589	—	*	25,445,589

Preferred Stock
United States	—	486,341	—		486,341
Total Preferred Stock	—	486,341	—		486,341
Short-Term Investment	1,140,040	—	—		1,140,040
Total Investments	$1,140,040	$26,666,541	$—	*	$27,806,581
Financial Derivative Instruments - Assets
Over-the-counter		49,581			49,581
Total Financial Derivative Instruments - Assets	$—	$49,581	$—		$49,581
* Fund held a Level 3 security that was fair valued at $0 at April 30, 2015.

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board of Trustees.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in					Balance
	Balance	Accrued		unrealized			Transfers	Transfers	as of
	as of	discounts/	Realized	appreciation			in to	out of	April 30,
Investments in securities	July 31, 2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2015
Corporate Bonds

MPM Escrow LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $0.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

High Yield Opportunities Fund
April 30, 2015 (continued)

The Fund’s Adviser has determined that MPM Escrow LLC is a Level 3 investment due to the lack of observable inputs in its valuation. In 2014, Momentive Performance Materials, Inc. defaulted on a debt obligation which was restructured into a new debt offering, which the Fund has purchased (Momentive Performance Materials, Inc. 3.88% 10/24/21). Attached to the purchase, the Fund received MPM Escrow LLC, which is the vehicle through which any recovery of the defaulted debt would take place. At April 30, 2015, this escrow stub was fair valued at $0 as it is unlikely to have ever value in the marketplace.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015

		Value
Shares		(note2)
Common Stocks – 59.70%
	Australia – 5.15%
4,500,000	African Petroleum Corp., Ltd. *	$209,172
800	CSL, Ltd.	57,426
		266,598

	China – 2.36%
293	Baidu, Inc., ADR (a)*	58,682
38,000	Dongfeng Motor Group Co., Ltd., Class H	63,415
		122,097

	Germany – 4.98%
5,000	ProSiebenSat.1 Media AG (a)	257,638

	Hong Kong – 4.80%
8,800	AIA Group, Ltd. (a)	58,743
32,000	Brilliance China Automotive Holdings, Ltd.	60,203
4,500	China Mobile, Ltd. (a)	64,228
3,000	CK Hutchison Holdings, Ltd.	65,124
		248,298

	India – 1.60%
616	HDFC Bank, Ltd., ADR	35,014
1,160	Tata Motors, Ltd., ADR	47,780
		82,794

	Indonesia – 1.04%
60,000	PT Bank Rakyat Indonesia Tbk	53,718

	Israel – 3.03%
2,600	Teva Pharmaceutical Industries, Ltd., ADR	157,092

	Japan – 21.78%
10,900	Amada Co., Ltd. (a)	110,223
1,200	East Japan Railway Co. (a)	105,946
1,600	Electric Power Development Co., Ltd.	53,922
16,000	Hitachi, Ltd. (a)	109,038
3,300	Japan Airlines Co., Ltd. (a)	110,052
5,000	Kamigumi Co., Ltd.	49,562
20,000	Mitsubishi Heavy Industries, Ltd. (a)	111,111
1,600	Nippon Telegraph and Telephone Corp. (a)	107,838
3,300	Sompo Japan Nipponkoa Holdings, Inc. (a)	107,280
3,800	Sumitomo Electric Industries, Ltd. (a)	53,683
1,200	Sumitomo Mitsui Financial Group, Inc. (a)	52,330
3,600	T&D Holdings, Inc.	51,625
31,000	Teijin, Ltd. (a)	104,968
		1,127,578

	Korea – 1.06%
42	Samsung Electronics Co., Ltd.	55,084

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

		Value
Shares		(note2)
	Spain – 4.25%
29,000	Banco Santander S.A. (a)	$219,993

	Switzerland – 5.58%
1,000	Roche Holding AG (a)	288,761

	Taiwan – 0.93%
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	48,278

	United Kingdom – 3.14%
13,925	Aviva plc (a)	112,645
5,406	Clinigen Group plc	49,997
		162,642

Total common stocks
(Cost $2,903,209)		3,090,571

Total long-term investments
(Cost $2,903,209)		3,090,571

Warrants 0.00%(b)
	Australia – 0.00%(b)
2,250,000	African Petroleum Corp., Ltd. (expires 3/16/17)	—

Total Warrants
(Cost $0)		—

Short-term investment - 65.63%
3,397,590	Fidelity Institutional Treasury Portfolio	3,397,590

Total short-term investment
(Cost $3,397,590)		3,397,590

Total investments - 125.33%(c)
(Cost $6,300,799)		6,488,161

Securities sold short – (31.07)%(d)
(Proceeds $(1,563,874))		(1,608,277)
Financial Derivative Instruments, net (e) – 1.45%
(Cost or Premiums, net $0)		74,909
Net other assets and liabilities – 4.29%		222,079
Total net assets – 100.00%		$5,176,872

*	Non-income producing security
(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Less than 0.05% of net assets.
(c)	All or a portion of these securities and short-term investments were segregated for open futures contracts, securities sold short and swap contracts at April 30, 2015.
(d)	The portfolio of securities sold short is disclosed on the following page.
(e)	Information with respect to financial derivative instruments is disclosed in the tables following the portfolio of securities sold short.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)

Securities Sold Short - (31.07)%
	Australia - (0.63)%
(1,400)	Woolworths, Ltd.	(32,508)

	China - (0.50)%
(4,000)	Tsingtao Brewery Co., Ltd.	(25,559)

	Finland - (2.88)%
(7,500)	Fortum Oyj	(149,058)

	Germany - (4.07)%
(5,800)	Metro AG	(210,713)

	Hong Kong - (0.60)%
(13,000)	Hong Kong & China Gas Co., Ltd.	(31,010)

	Italy - (0.56)%
(5,300)	Prada SpA	(28,755)

	Japan - (9.11)%
(4,900)	Komatsu, Ltd.	(98,411)
(40,000)	Nippon Steel & Sumitomo Metal Corp.	(104,227)
(8,100)	Panasonic Corp.	(116,115)
(3,300)	Sumco Corp.	(49,965)
(4,100)	Unicharm Corp.	(102,843)
		(471,561)
	Netherlands - (3.58)%
(21,000)	CNH Industrial N.V.	(185,455)

	Sweden - (5.02)%
(7,000)	ICA Gruppen AB	(260,147)

	Switzerland - (3.49)%
(1,200)	Kuehne & Nagel International AG	(180,846)

	United States - (0.63)%
(380)	Yum! Brands, Inc.	(32,665)

	Total Securities Sold Short
	(Proceeds $(1,563,874))	(1,608,277)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

				Unrealized
			Current	appreciation/
	Number of	Expiration	notional	(depreciation)
	contracts	date	value	Asset	Liability
H-Shares Index (Short)	(1)	5/28/15	$93,329	$2,377	$—
MSCI Taiwan Index (Short)	(1)	5/28/15	36,240	847	—
SGX S&P CNX Nifty Index (Short)	(4)	5/28/15	66,052	482	—
TOPIX Index (Short)	(3)	6/11/15	399,121	—	(3,582)
Total				$3,706	$(3,582)

Total Exchange-Traded or Centrally-Cleared Derivative Instruments	$3,706	$(3,582)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Short)	BNP Paribas Securities Services	5/27/15	33	25,822	—	(1,237)
British Pound (Short)	BNP Paribas Securities Services	5/27/15	181	277,196	—	(11,565)
Euro (Long)	BNP Paribas Securities Services	5/27/15	78	87,307	—	(1,787)
Hong Kong Dollar (Short)	BNP Paribas Securities Services	5/27/15	1,890	243,904	—	(22)
Indonesian Rupiah (Short)	Credit Suisse International	6/24/15	757,785	57,659	—	(939)
Japanese Yen (Short)	BNP Paribas Securities Services	5/27/15	80,708	676,059	—	(4,259)
Norwegian Krone (Short)	BNP Paribas Securities Services	5/27/15	1,610	213,638	—	(14,460)
South Korean Won (Short)	Credit Suisse International	6/24/15	42,691	39,579	—	(1,660)
South Korean Won (Short)	Citibank, N.A.	6/24/15	16,334	15,143	—	(83)
Swedish Krona (Long)	BNP Paribas Securities Services	5/27/15	2,173	260,900	12,914	—
Swiss Franc (Short)	BNP Paribas Securities Services	5/27/15	96	103,009	—	(5,650)
Taiwan Dollar (Short)	Credit Suisse International	6/24/15	1,477	48,253	—	(1,278)
Total					$12,914	$(42,940)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

EQUITY SWAPS							Unrealized
							appreciation/
	Pay/	Underlying	# of	Financing	Termination	Notional	(depreciation)
Counterparty	Receive(1)	Reference	Shares	Rate	Date	Amount	Asset	Liability
Credit Suisse Securities (Europe) Limited	Receives	Alcatel Lucent	65,000	1-month USD LIBOR plus a specified amount	6/13/16	$229,977	$—	$(42,183)
Credit Suisse Securities (Europe) Limited	Receives	Balfour Beatty plc	11,151	1-month USD LIBOR plus a specified amount	6/13/16	41,525	2,160	—
Credit Suisse Securities (Europe) Limited	Receives	BG Group plc	13,000	1-month USD LIBOR plus a specified amount	6/13/16	235,968	1,631	—
Credit Suisse Securities (Europe) Limited	Receives	E2V Technologies plc	25,000	1-month USD LIBOR plus a specified amount	6/13/16	89,126	22,306	—
Credit Suisse Securities (Europe) Limited	Receives	Grainger plc	19,000	1-month USD LIBOR plus a specified amount	6/13/16	61,859	4,589	—
Credit Suisse Securities (Europe) Limited	Receives	Inmarsat plc	16,038	1-month USD LIBOR plus a specified amount	6/13/16	247,660	46,313	—
Credit Suisse Securities (Europe) Limited	Receives	Interserve plc	7,000	1-month USD LIBOR plus a specified amount	6/13/16	62,267	2,189	—
Credit Suisse Securities (Europe) Limited	Receives	Kingfisher plc	40,000	1-month USD LIBOR plus a specified amount	6/13/16	215,698	16,278	—
Credit Suisse Securities (Europe) Limited	Receives	Laird plc	15,000	1-month USD LIBOR plus a specified amount	6/13/16	82,798	11,653	—
Credit Suisse Securities (Europe) Limited	Receives	NMC Health plc	6,000	1-month USD LIBOR plus a specified amount	6/13/16	70,180	22,138	—
Credit Suisse Securities (Europe) Limited	Receives	Northgate plc	7,000	1-month USD LIBOR plus a specified amount	6/13/16	69,305	9,412	—
Credit Suisse Securities (Europe) Limited	Receives	Paragon Group Companies plc	9,000	1-month USD LIBOR plus a specified amount	6/13/16	59,004	1,889	—
Credit Suisse Securities (Europe) Limited	Receives	Playtech plc	6,000	1-month USD LIBOR plus a specified amount	6/13/16	75,706	14,046	—
Credit Suisse Securities (Europe) Limited	Receives	Rexel SA	10,700	1-month USD LIBOR plus a specified amount	6/13/16	202,204	21,454	—
Credit Suisse Securities (Europe) Limited	Receives	TalkTalk Telecom Group	50,000	1-month USD LIBOR plus a specified amount	6/13/16	280,675	42,693	—
Credit Suisse Securities (Europe) Limited	Receives	Victrex plc	2,000	1-month USD LIBOR plus a specified amount	6/13/16	60,725	1,321	—
Credit Suisse Securities (Europe) Limited	Receives	Virgin Money Holdings UK	45,000	1-month USD LIBOR plus a specified amount	6/13/16	272,294	—	(19,203)
Credit Suisse Securities (Europe) Limited	Pay	Afren plc	(350,000)	1-month USD LIBOR less a specified amount	6/13/16	(17,729)	18,495	—
Credit Suisse Securities (Europe) Limited	Pay	AO World plc	(20,000)	1-month USD LIBOR less a specified amount	6/13/16	(57,255)	271	—
Credit Suisse Securities (Europe) Limited	Pay	Carillion plc	(14,000)	1-month USD LIBOR less a specified amount	6/13/16	(70,143)	2,849	—
Credit Suisse Securities (Europe) Limited	Pay	Foxtons Group plc	(20,000)	1-month USD LIBOR less a specified amount	6/13/16	(67,540)	—	(6,578)
Credit Suisse Securities (Europe) Limited	Pay	Globo plc	(60,000)	1-month USD LIBOR less a specified amount	6/13/16	(48,813)	—	(12,941)
Credit Suisse Securities (Europe) Limited	Pay	Hargreaves Lansdown plc	(10,000)	1-month USD LIBOR less a specified amount	6/13/16	(188,805)	—	(41,726)
Credit Suisse Securities (Europe) Limited	Pay	Marks & Spencer Group plc	(18,000)	1-month USD LIBOR less a specified amount	6/13/16	(152,932)	—	(22,075)
Credit Suisse Securities (Europe) Limited	Pay	Avanti Communications Group plc	(14,000)	1-month USD LIBOR less a specified amount	6/13/16	(50,555)	3,125	—
Credit Suisse Securities (Europe) Limited	Pay	Mitie Group plc	(15,000)	1-month USD LIBOR less a specified amount	6/13/16	(65,967)	—	(2,709)
Credit Suisse Securities (Europe) Limited	Pay	Serco Group plc	(10,000)	1-month USD LIBOR less a specified amount	6/13/16	(20,508)	6,911	—
Credit Suisse Securities (Europe) Limited	Pay	Tungsten Corp plc	(18,000)	1-month USD LIBOR less a specified amount	6/13/16	(49,181)	2,156	—
Credit Suisse Securities (Europe) Limited	Pay	Utilitywise plc	(10,000)	1-month USD LIBOR less a specified amount	6/13/16	(33,540)	—	(1,653)
Total							$253,879	$(149,068)

(1)	Receive indicates the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference.
Pay indicates the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

	Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS	$—	$253,879	$(149,068)

Cost or Premiums, net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$266,793	$(192,008)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$270,499	$(195,590)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	8.61%
Diversified Banks	6.97
Broadcasting	4.98
Industrial Machinery	4.27
Oil & Gas Exploration & Production	4.04
Automobile Manufacturers	3.31
Multi-line Insurance	2.18
Life & Health Insurance	2.13
Airlines	2.13
Electronic Equipment & Instruments	2.11
Integrated Telecommunication Services	2.08
Property & Casualty Insurance	2.07
Railroads	2.05
Commodity Chemicals	2.03
Semiconductors	2.00
Real Estate Development	1.26
Wireless Telecommunication Services	1.24
Internet Software & Services	1.13
Biotechnology	1.11
Independent Power Producers & Energy Traders	1.04
Auto Parts & Equipment	1.04
Life Sciences Tools & Services	0.96
Marine Ports & Services	0.96
Long-Term Investments	59.70
Short-Term Investment	65.63
Total Investments	125.33
Securities Sold Short
Brewers	(0.50)
Apparel, Accessories & Luxury Goods	(0.56)
Gas Utilities	(0.60)
Restaurants	(0.63)
Semiconductor Equipment	(0.97)
Household Products	(1.99)
Steel	(2.01)
Consumer Electronics	(2.24)
Electric Utilities	(2.88)
Marine	(3.49)
Hypermarkets & Super Centers	(4.07)
Construction & Farm Machinery & Heavy Trucks	(5.48)
Food Retail	(5.65)
Financial Derivative Instruments	1.45
Net Other Assets and Liabilities	4.29
100.00%

Long currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total long investments
US Dollar	57%
Japanese Yen	17
Euro	7
Hong Kong Dollar	5
Swiss Franc	4
Norwegian Krone	3
British Pound	3
Australian Dollar	1
Korean Won	1
Indonesian Rupiah	1
New Taiwan Dollar	1
100%

Short currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total short investments
Euro	34%
Japanese Yen	30
Swedish Krona	16
Swiss Franc	11
Hong Kong Dollar	5
US Dollar	2
Australian Dollar	2
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:
	Quoted prices		Significant
	in active markets	Significant other	unobservable
	for identical assets	observable inputs	inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets

Common Stocks
Australia	$209,172	$57,426	$—		$266,598
China	58,682	63,415	—		122,097
Germany	257,638	—	—		257,638
Hong Kong	—	248,298	—		248,298
India	82,794	—	—		82,794
Indonesia	—	53,718	—		53,718
Israel	157,092	—	—		157,092
Japan	—	1,127,578	—		1,127,578
Korea	—	55,084	—		55,084
Spain	219,993	—	—		219,993
Switzerland	288,761	—	—		288,761
Taiwan	—	48,278	—		48,278
United Kingdom	162,642	—	—		162,642
Total Common Stocks	1,436,774	1,653,797	—		3,090,571
Warrants
Australia	—	—	—	*	—
Total Warrants	—	—	—	*	—
Short-Term Investment	3,397,590	—	—		3,397,590
Total Investments	4,834,364	1,653,797	—		6,488,161

Liabilities

Securities Sold Short
Australia	$—	$(32,508)	$—		$(32,508)
China	—	(25,559)	—		(25,559)
Finland	(149,058)	—	—		(149,058)
Germany	(210,713)	—	—		(210,713)
Hong Kong	—	(31,010)	—		(31,010)
Italy	—	(28,755)	—		(28,755)
Japan	—	(471,561)	—		(471,561)
Netherlands	(185,455)	—	—		(185,455)
Sweden	(260,147)	—	—		(260,147)
Switzerland	(180,846)	—	—		(180,846)
United States	(32,665)	—	—		(32,665)
Total Securities Sold Short	(1,018,884)	(589,393)	—		(1,608,277)
Financial Derivative Instruments – Assets
Exchange-traded or centrally-cleared	3,706	—	—		3,706
Over-the-counter	—	266,793	—		266,793
Total Financial Derivative Instruments – Assets	$3,706	$266,793	$—		$270,499

Financial Derivative Instruments – Liabilities
Exchange-traded or centrally-cleared	(3,582)	—	—		(3,582)
Over-the-counter	—	(192,008)	—		(192,008)
Total Financial Derivative Instruments – Liabilities	$(3,582)	$(192,008)	$—		$(195,590)

* Fund held a Level 3 security that was fair valued at $0 at April 30, 2015.

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Long/Short Equity Fund
April 30, 2015 (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Change in					Balance
	Balance	Accrued		unrealized			Transfers	Transfers	as of
	as of	discounts/	Realized	appreciation			in to	out of	April 30,
Investments in securities	July 31, 2014	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2015
Warrants
African Petroleum
Corp., Ltd. (expires	$0	$0	$0	$0	$0	$0	$0	$0	$0
3/16/17)
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $0.

The Fund’s Adviser has determined that the African Petroleum Corp., Ltd. warrants (expire 3/16/17) are a Level 3 investment due to the lack of observable inputs in their valuation. The warrants, which give the Fund the right to purchase African Petroleum Corp., Ltd. shares at a specified price within a specified time frame, were received as part of a placing offer and are currently “out of the money” as the exchange value of the traded shares is less than the price at which the Fund may exercise the warrants to purchase shares of the company.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks – 93.84%
	Australia - 0.68%
415,000	CSL, Ltd.	$29,789,884

	Brazil - 0.70%
2,830,000	BM&FBOVESPA S.A.	11,656,450
291,420	Embraer S.A., ADR	9,086,476
827,000	Localiza Rent a Car S.A.	9,639,801
		30,382,727

	China - 2.53%
354,328	Baidu, Inc., ADR *	70,964,812
23,596,000	Dongfeng Motor Group Co., Ltd., Class H	39,377,538
		110,342,350

	Colombia - 0.18%
793,605	Grupo Aval Acciones y Valores	8,031,283

	Finland - 1.20%
7,730,128	Nokia Oyj	52,469,230

	France – 17.88%
1,600,000	Accor S.A.	88,013,465
13,678,155	Alcatel-Lucent *	48,394,680
7,200,000	Credit Agricole S.A.	112,415,239
630,500	L'Oreal S.A.	120,671,245
600,000	Publicis Groupe	50,433,925
1,400,000	Renault S.A.	147,924,244
4,700,000	Rexel S.A.	88,818,549
1,214,150	Sodexo	123,133,995
		779,805,342

	Germany - 13.15%
535,812	Continental AG	126,734,716
3,366,041	Deutsche Post AG	111,704,859
2,008,101	Fresenius SE & Co., KGaA	120,473,749
2,900,000	ProSiebenSat.1 Media AG	149,429,985
850,000	SAP SE	64,833,914
		573,177,223

	Hong Kong - 2.92%
5,685,400	AIA Group, Ltd.	37,951,578
2,522,500	China Mobile, Ltd.	36,003,083
2,461,000	CK Hutchison Holdings, Ltd.	53,423,676
		127,378,337

	India - 1.61%
1,352,905	Housing Development Finance Corp., Ltd.	25,100,351
1,095,287	Tata Motors, Ltd., ADR	45,114,871
		70,215,222

	Indonesia - 0.57%
27,541,400	PT Bank Rakyat Indonesia Tbk	24,657,997

	Ireland - 0.51%
341,971	ICON plc *	22,002,414

	Japan - 17.69%
872,700	Chugai Pharmaceutical Co., Ltd.	26,567,871
1,691,700	Denso Corp.	83,927,418
463,600	East Japan Railway Co.	40,930,453
314,200	Fanuc, Ltd.	68,722,228
538,400	FUJIFILM Holdings Corp.	20,337,402
11,974,000	Hitachi, Ltd.	81,601,304
14,771,000	Mitsubishi Heavy Industries, Ltd.	82,061,430
633,900	Nippon Telegraph & Telephone Corp.	42,723,944
931,700	NTT Data Corp.	41,493,050
1,733,100	Seven & I Holdings Co., Ltd.	74,628,992
2,262,500	Sompo Japan Nipponkoa Holdings, Inc.	73,551,611
2,992,000	Sumitomo Electric Industries, Ltd.	42,268,253
1,504,400	Sumitomo Mitsui Financial Group, Inc.	65,604,860
520,200	Takeda Pharmaceutical Co., Ltd.	26,725,065
		771,143,881

	Korea - 1.67%
31,258	Samsung Electronics Co., Ltd.	40,995,317
742,270	SK Hynix, Inc.	31,733,872
		72,729,189

	Mexico - 0.31%
4,360,000	Grupo Mexico S.A.B. de C.V., Series B	13,473,315

	Netherlands - 2.50%
7,050,000	ING Groep N.V. *	109,202,485

	Panama - 0.19%
73,700	Copa Holdings S.A., Class A	8,172,593

	Philippines - 0.52%
1,300,000	Ayala Corp.	22,737,373

	Russia - 0.04%
550,000	TCS Group Holdings plc, GDR (a) (b)	1,870,000

	Singapore - 0.76%
2,072,000	DBS Group Holdings, Ltd.	32,934,327

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)
	Spain - 4.74%
2,692,281	Amadeus IT Holding S.A., A Shares	$123,430,209
11,000,000	Banco Santander S.A.	83,445,712
		206,875,921

	Sweden - 1.39%
3,750,000	Lundin Petroleum AB *	60,749,878

	Switzerland - 4.1%
620,785	Roche Holding AG	179,258,780

	Taiwan - 1.26%
2,241,860	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,791,058

	Thailand - 0.42%
2,900,200	Kasikornbank pcl	18,417,936

	United Kingdom - 13.38%
33,000,000	Barclays plc	129,322,175
6,000,000	BG Group plc	108,908,216
199,733	Delphi Automotive plc	16,577,839
16,500,000	Kingfisher plc	88,975,480
16,136,363	Standard Life plc	115,895,599
34,950,000	Vodafone Group plc	123,686,002
		583,365,311

	United States - 2.93%
198,510	Apple, Inc.	24,843,527
210,651	Cardinal Health, Inc.	17,766,305
571,418	Cognizant Technology Solutions Corp., Class A *	33,450,810
338,411	MasterCard, Inc., Class A	30,528,056
17,047	The Priceline Group, Inc. *	21,100,947
		127,689,645

	Total common stocks
	(Cost $3,352,222,646)	4,091,663,701

REITs - 0.18%
	Mexico - 0.18%
3,133,173	Fibra Uno Administracion S.A. de C.V.	7,813,532
		7,813,532

	Total REITs
	(Cost $10,309,303)	7,813,532

Preferred stock - 0.68%
	Brazil - 0.68%
425,000	Cia Brasileira de Distribuicao	14,387,892
1,201,150	Itau Unibanco Holding S.A.	15,360,464
		29,748,356

	Total preferred stock
	(Cost $35,076,004)	29,748,356

	Total long-term investments
	(Cost $3,397,607,953)	4,129,225,589

Short-term investment - 4.85%
211,512,806	Fidelity Institutional Treasury Portfolio	211,512,806

	Total short-term investment
	(Cost $211,512,806)	211,512,806

Total investments – 99.55%
	(Cost $3,609,120,759)	4,340,738,395

Financial Derivative Instruments, net (c) – (0.01)%
(Cost or Premiums, net $0)		(366,282)

Net other assets and liabilities – 0.46%		20,144,169

Total net assets – 100.00%		$4,360,516,282

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $1,870,000, which represented 0.0% of net assets.

(c)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015 (continued)

(c) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	State Street Bank, London	5/13/15	98,550	$151,265,420	$—	$(1,265,420)
Japanese Yen (Long)	Deutsche Bank AG	5/13/15	1,167,664	9,779,798	446,466	—
Japanese Yen (Short)	JPMorgan Chase Bank, N.A.	5/13/15	10,560,393	88,448,803	217,863	—
Japanese Yen (Short)	Citibank, N.A.	5/13/15	9,603,205	80,431,857	234,809	—
Total					$899,138	$(1,265,420)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$899,138	$(1,265,420)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	13.75%
Auto Parts & Equipment	6.18
Pharmaceuticals	5.33
Automobile Manufacturers	4.30
Wireless Telecommunication Services	3.66
Data Processing & Outsourced Services	3.53
Life & Health Insurance	3.53
Industrial Machinery	3.46
Broadcasting	3.43
Restaurants	2.82
Personal Products	2.77
Health Care Equipment	2.76
Air Freight & Logistics	2.56
Integrated Oil & Gas	2.50
Electronic Equipment & Instruments	2.34
Communications Equipment	2.31
Home Improvement Retail	2.04
Trading Companies & Distributors	2.04
Hotels, Resorts & Cruise Lines	2.02
Semiconductors	1.98
IT Consulting & Other Services	1.72
Food Retail	1.71
Property & Casualty Insurance	1.69
Internet Software & Services	1.63
Technology Hardware, Storage & Peripherals	1.51
Application Software	1.49
Oil & Gas Exploration & Production	1.39
Real Estate Development	1.22
Advertising	1.16
Construction & Farm Machinery & Heavy Trucks	1.03
Integrated Telecommunication Services	0.98
Railroads	0.94
Biotechnology	0.68
Thrifts & Mortgage Finance	0.58
Multi-Sector Holdings	0.52
Life Sciences Tools & Services	0.50
Internet Retail	0.48
Health Care Distributors	0.41
Hypermarkets & Super Centers	0.33
Diversified Metals & Mining	0.31
Specialized Finance	0.27
Trucking	0.22
Aerospace & Defense	0.21
Airlines	0.19
Diversified REITs	0.18
Regional Banks	0.04
Long-Term Investments	94.70
Short-Term Investment	4.85
Total Investments	99.55
Financial Derivative Instruments	(0.01)
Net Other Assets and Liabilities	0.46
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	40%
Japanese Yen	18
US Dollar	13
British Pound	13
Swiss Franc	4
Hong Kong Dollar	4
Korean Won	2
Swedish Krona	1
Brazilian Real	1
Singapore Dollar	1
Australian Dollar	1
Indian Rupee	1
Indonesian Rupiah	1
Philippine Peso	0	*
Mexican Peso	0	*
Thai Bhat	0	*
	100%
* Less than 0.05% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical assets	observable inputs	inputs
Description	(level 1)	level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$—	$29,789,884	$—	$29,789,884
Brazil	30,382,727	—	—	30,382,727
China	70,964,812	39,377,538	—	110,342,350
Colombia	8,031,283	—	—	8,031,283
Finland	52,469,230	—	—	52,469,230
France	779,805,342	—	—	779,805,342
Germany	573,177,223	—	—	573,177,223
Hong Kong	—	127,378,337	—	127,378,337
India	45,114,871	25,100,351	—	70,215,222
Indonesia	—	24,657,997	—	24,657,997
Ireland	22,002,414	—	—	22,002,414
Japan	—	771,143,881	—	771,143,881
Korea	—	72,729,189	—	72,729,189
Mexico	13,473,315	—	—	13,473,315
Netherlands	109,202,485	—	—	109,202,485
Panama	8,172,593	—	—	8,172,593
Philippines	—	22,737,373	—	22,737,373
Russia	1,870,000	—	—	1,870,000
Singapore	—	32,934,327	—	32,934,327
Spain	206,875,921	—	—	206,875,921
Sweden	60,749,878	—	—	60,749,878
Switzerland	179,258,780	—	—	179,258,780
Taiwan	54,791,058	—	—	54,791,058
Thailand	—	18,417,936	—	18,417,936
United Kingdom	583,365,311	—	—	583,365,311
United States	127,689,645	—	—	127,689,645
Total Common Stocks	2,927,396,888	1,164,266,813	—	4,091,663,701
REITs
Mexico	7,813,532	—	—	7,813,532
Total REITs	7,813,532	—	—	7,813,532
Preferred Stock
Brazil	29,748,356	—	—	29,748,356
Total Preferred Stock	29,748,356	—	—	29,748,356
Short-Term Investment	211,512,806	—	—	211,512,806
Total Investments	$3,176,471,582	$1,164,266,813	$—	$4,340,738,395

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
April 30, 2015 (continued)

Financial Derivative Instruments – Assets
Over-the-counter	—	899,138	—	899,138
Total Financial Derivative Instruments – Assets	$—	$899,138	$—	$899,138
Liabilities
Financial Derivative Instruments – Liabilities
Over-the-counter	—	(1,265,420)	—	(1,265,420)
Total Financial Derivative Instruments – Liabilities	$—	$(1,265,420)	$—	$(1,265,420)

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Select Equity Fund
April 30, 2015

		Value
Shares		(note 2)
Common stocks - 91.34%
	Belgium - 3.12%
2,556	KBC Groep N.V. *	$168,986

	Canada - 3.09%
5,280	Gildan Activewear, Inc.	167,350

	France - 11.46%
39,978	Alcatel-Lucent *	141,446
9,779	Orange S.A.	161,850
8,000	Rexel S.A.	151,181
3,050	Total S.A.	166,046
		620,523

	Germany - 3.02%
1,119	Bayer AG	163,215

	Hong Kong - 3.02%
24,501	AIA Group, Ltd.	163,750

	Israel - 2.79%
2,500	Teva Pharmaceutical Industries, Ltd., ADR	151,050

	Italy - 4.49%
15,850	Mediaset SpA *	82,116
22,250	UniCredit SpA	161,143
		243,259

	Japan - 19.97%
36,490	Ebara Corp.	163,808
4,300	FUJIFILM Holdings Corp.	163,321
4,800	Japan Tobacco, Inc.	169,286
6,016	NTT DoCoMo, Inc.	107,069
2,600	SoftBank Corp.	163,425
4,000	Sumitomo Mitsui Financial Group, Inc.	175,611
1,902	Tsuruha Holdings, Inc.	138,907
		1,081,427

	Netherlands - 2.91%
1,450	ASML Holding N.V.	157,457

	Portugal - 2.93%
14,000	CTT-Correios de Portugal S.A.	158,378

	Spain - 2.79%
4,750	Grifols S.A., ADR	151,098

	Switzerland - 5.59%
3,913	Clariant AG *	86,401
375	Dufry AG *	55,630
1,550	Novartis AG	160,574
		302,605

	United Kingdom - 23.30%
10,250	BG Group plc	186,052
29,000	DS Smith plc	155,713
41,000	ITV plc	159,603
137,750	Lloyds Banking Group plc	163,617
74,000	Rentokil Initial plc	152,551
2,670	Rio Tinto plc	118,240
46,766	Vodafone Group plc	165,502
6,849	WPP plc	160,432
		1,261,710

	United States - 2.86%
2,645	Cognizant Technology Solutions Corp., Class A *	154,838

	Total common stocks
	(Cost $4,663,435)	4,945,646

Preferred stock - 2.99%
	Germany - 2.99%
623	Volkswagen AG	161,907

	Total preferred stock
	(Cost $130,451)	161,907

	Total long-term investments
	(Cost $4,793,886)	5,107,553

Short-term investment - 3.75%
202,823	Fidelity Institutional Treasury Portfolio	202,823

	Total short-term investment
	(Cost $202,823)	202,823

Total investments - 98.08%
	(Cost $4,996,709)	5,310,376

Net other assets and liabilities – 1.92%		103,871

Total net assets – 100.00%		$5,414,247

*	Non-income producing security
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Select Equity Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	12.36%
Pharmaceuticals	8.77
Wireless Telecommunication Services	8.05
Integrated Oil & Gas	6.50
Broadcasting	4.46
Tobacco	3.13
Apparel, Accessories & Luxury Goods	3.09
Industrial Machinery	3.03
Life & Health Insurance	3.02
Electronic Equipment & Instruments	3.02
Automobile Manufacturers	2.99
Integrated Telecommunication Services	2.99
Advertising	2.96
Air Freight & Logistics	2.92
Semiconductor Equipment	2.91
Paper Packaging	2.88
IT Consulting & Other Services	2.86
Environmental & Facilities Services	2.82
Trading Companies & Distributors	2.79
Biotechnology	2.79
Communications Equipment	2.61
Drug Retail	2.57
Diversified Metals & Mining	2.18
Specialty Chemicals	1.60
Specialty Stores	1.03
Long-Term Investments	94.33
Short-Term Investment	3.75
Total Investments	98.08
Net Other Assets and Liabilities	1.92
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	32%
British Pound	24
Japanese Yen	20
US Dollar	12
Swiss Franc	6
Canadian Dollar	3
Hong Kong Dollar	3
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Select Equity Fund
April 30, 2015 (continued)

Fair Value Measurements
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Belgium	$168,986	$—	$—	$168,986
Canada	167,350	—	—	167,350
France	620,523	—	—	620,523
Germany	163,215	—	—	163,215
Hong Kong	163,750	—	—	163,750
Israel	151,050	—	—	151,050
Italy	243,259	—	—	243,259
Japan	1,081,427	—	—	1,081,427
Netherlands	157,457	—	—	157,457
Portugal	158,378	—	—	158,378
Spain	151,098	—	—	151,098
Switzerland	302,605	—	—	302,605
United Kingdom	1,261,710	—	—	1,261,710
United States	154,838	—	—	154,838
Total Common Stocks	4,945,646	—	—	4,945,646
Preferred Stock
Germany	161,907	—	—	161,907
Total Preferred Stock	161,907	—	—	161,907
Short-Term Investment	202,823	—	—	202,823
Total Investments	$5,310,376	—	—	$5,310,376

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015

	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank loans(a) (b) – 4.15%
		Austria – 0.64%
USD	1,000,000	Constantia Flexibles Group GmbH,	4.750%	4/29/22	$1,006,455
		Term Loan B (c)

		Luxembourg – 0.65%
USD	1,000,000	Auris Luxembourg III S.A., Term Loan B -2	5.500%	1/17/22	1,011,875

		Switzerland – 0.64%
USD	1,000,000	Intertrust Group Holding B.V., Second Lien Term Loan	8.000%	4/15/22	1,005,785

		United States – 2.22%
USD	1,000,000	Delta 2 Lux Sarl, Term Loan B-3	4.750%	7/30/21	1,003,180
USD	962,025	Tech Finance & Co. SCA, Term Loan B	5.500%	7/10/20	971,948
USD	1,496,250	Travelport Finance (Luxembourg) Sarl, Term Loan B	6.000%	9/2/21	1,513,547
					3,488,675

	Total bank loans
	(Cost $6,455,060)				6,512,790

Corporate bonds – 76.09%
		Canada – 1.05%
USD	83,000	Valeant Pharmaceuticals International, Inc. (d)	7.500%	7/15/21	90,366
USD	320,000	Valeant Pharmaceuticals International, Inc. (d)	5.500%	3/1/23	324,800
USD	273,000	Valeant Pharmaceuticals International, Inc. (d)	6.125%	4/15/25	282,385
EUR	835,000	Valeant Pharmaceuticals International, Inc. (d)	4.500%	5/15/23	946,018
					1,643,569

		France – 7.59%
GBP	600,000	AXA S.A. (e)	6.686%	7/6/26	1,074,116
GBP	800,000	AXA S.A. (f)	5.625%	1/16/54	1,353,081
USD	2,000,000	BNP Paribas S.A. (d) (e)	7.195%	6/25/37	2,410,000
USD	82,000	BNP Paribas S.A. (e)	6.250%	10/17/15	84,480
USD	34,000	BNP Paribas S.A. (e)	6.500%	6/6/15	34,680
EUR	334,000	Europcar Groupe S.A.	9.375%	4/15/18	395,854
EUR	120,000	Loxam SAS (d)	7.000%	7/23/22	140,132
EUR	416,000	Loxam SAS	7.000%	7/23/22	485,790
USD	770,000	Numericable-SFR SAS (d)	6.250%	5/15/24	792,145
EUR	800,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	981,371
EUR	1,800,000	Orange S.A. (e)	4.250%	2/7/20	2,148,713
GBP	200,000	Orange S.A. (e)	5.750%	4/1/23	328,629
EUR	1,340,000	Sodexo	2.500%	6/24/26	1,686,493
					11,915,484

		Germany – 1.31%
EUR	300,000	Trionista TopCo GmbH	6.875%	4/30/21	365,319
USD	200,000	Unitymedia Hessen GmbH & Co. KG (d)	5.000%	1/15/25	201,750
EUR	200,000	Unitymedia Hessen GmbH & Co. KG (d)	3.500%	1/15/27	224,009
EUR	1,150,000	Unitymedia KabelBW GmbH (d)	3.750%	1/15/27	1,256,800
					2,047,878

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		Ireland – 2.10%
EUR	850,000	Ardagh Packaging Finance plc	9.250%	10/15/20	$1,023,618
USD	223,000	Ardagh Packaging Finance plc (d)	6.000%	6/30/21	227,460
GBP	900,000	PGH Capital, Ltd.	5.750%	7/7/21	1,495,993
GBP	350,000	PGH Capital, Ltd.	6.625%	12/18/25	553,364
					3,300,435

		Italy – 1.28%
GBP	1,000,000	Assicurazioni Generali SpA (e)	6.269%	6/29/49	1,640,914
EUR	300,000	Cerved Group SpA	8.000%	1/15/21	367,172
					2,008,086

		Luxembourg – 4.05%
USD	1,500,000	Altice S.A. (d)	7.750%	5/15/22	1,518,765
EUR	290,000	Auris Luxembourg II S.A. (d)	8.000%	1/15/23	356,053
EUR	400,000	Auris Luxembourg II S.A.	8.000%	1/15/23	491,108
GBP	175,000	Cabot Financial Luxembourg S.A.	10.375%	10/1/19	296,159
USD	86,000	Intelsat Jackson Holdings S.A.	5.500%	8/1/23	81,270
USD	389,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	358,853
EUR	420,000	Matterhorn Telecom S.A. (d)	3.875%	5/1/22	465,112
EUR	700,000	Play Finance 1 S.A.	6.500%	8/1/19	833,155
USD	800,000	Wind Acquisition Finance S.A. (d)	7.375%	4/23/21	821,000
EUR	1,000,000	Wind Acquisition Finance S.A.	4.000%	7/15/20	1,139,872
					6,361,347

		Netherlands – 5.26%
GBP	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	5/23/29	982,115
EUR	1,435,000	Deutsche Telekom International Finance B.V.	3.250%	1/17/28	1,958,991
USD	400,000	ING Bank N.V. (f)	4.125%	11/21/23	416,480
EUR	175,000	LGE HoldCo VI B.V. (d)	7.125%	5/15/24	222,289
EUR	150,000	Linde Finance B.V. (f)	7.375%	7/14/66	182,020
EUR	860,000	TMF Group Holding B.V.	9.875%	12/1/19	1,046,360
USD	825,000	UPCB Finance III, Ltd. (d)	6.625%	7/1/20	858,825
EUR	2,000,000	Ziggo Bond Finance B.V.	4.625%	1/15/25	2,318,910
EUR	230,000	Ziggo Secured Finance B.V. (d)	3.750%	1/15/25	262,478
					8,248,468

		Norway – 0.63%
EUR	800,000	Lock A.S.	7.000%	8/15/21	980,131

		Spain – 1.33%
USD	2,000,000	BBVA International Preferred SAU (e)	5.919%	4/18/17	2,078,000

		Switzerland – 0.68%
USD	1,000,000	Credit Suisse Group AG (d) (e)	7.500%	12/11/23	1,072,500

		United Kingdom – 32.18%
GBP	940,000	AA Bond Co., Ltd. (d)	5.500%	7/31/22	1,467,285
GBP	700,000	AA Bond Co., Ltd.	9.500%	7/31/19	1,190,718
GBP	200,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	341,537
GBP	205,000	Arqiva Broadcast Finance plc (d)	9.500%	3/31/20	350,076
GBP	1,100,000	Aviva plc (f)	6.875%	5/20/58	2,094,685
GBP	168,805	Bakkavor Finance 2 plc	8.250%	2/15/18	271,110
USD	1,250,000	Barclays Bank plc (e)	6.278%	12/15/34	1,362,239

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	470,000	Barclays Bank plc (e)	6.860%	6/15/32	$533,627
GBP	800,000	BAT International Finance plc	6.000%	6/29/22	1,506,183
GBP	935,000	Brakes Capital	7.125%	12/15/18	1,474,808
GBP	800,000	BUPA Finance plc	5.000%	4/25/23	1,301,449
EUR	1,600,000	Compass Group plc	1.875%	1/27/23	1,907,591
GBP	650,000	Daily Mail & General Trust	5.750%	12/7/18	1,118,587
EUR	600,000	Diageo Finance plc	2.375%	5/20/26	746,673
EUR	610,000	Diageo Finance plc	2.375%	5/20/26	759,117
GBP	100,000	Gala Electric Casinos plc	11.500%	6/1/19	160,407
GBP	270,000	Gala Group Finance plc	8.875%	9/1/18	435,172
GBP	500,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	779,488
GBP	800,000	Hastings Insurance Group Finance plc	8.000%	10/21/20	1,317,183
GBP	1,000,000	Heathrow Funding, Ltd.	6.000%	3/20/20	1,763,206
GBP	1,385,000	HSBC Bank Capital Funding Sterling 1 LP (e)	5.844%	11/5/31	2,428,926
EUR	1,395,000	Imperial Tobacco Finance plc	2.250%	2/26/21	1,660,402
USD	545,000	International Game Technology plc (d)	6.500%	2/15/25	531,375
GBP	500,000	Iron Mountain Europe plc	6.125%	9/15/22	813,166
GBP	501,000	ITV plc	5.375%	10/19/15	783,956
GBP	500,000	Legal & General Group plc (e)	6.385%	5/2/17	820,074
GBP	600,000	Legal & General Group plc (f)	5.500%	6/27/64	1,027,271
USD	1,100,000	Lloyds Banking Group plc (d) (e)	6.267%	11/14/16	1,138,500
USD	900,000	Lloyds Banking Group plc (d) (e)	6.657%	5/21/37	1,031,625
USD	900,000	Lloyds Banking Group plc (e)	7.500%	6/27/24	963,000
EUR	310,000	Merlin Entertainments plc (d)	2.750%	3/15/22	348,084
GBP	700,000	Nationwide Building Society (e)	10.250%	12/6/99	1,396,914
GBP	600,000	Prudential plc (f)	5.700%	12/19/63	1,059,580
USD	800,000	Prudential plc (e)	6.500%	6/23/15	825,760
EUR	258,000	Rexam plc (f)	6.750%	6/29/67	299,690
USD	180,000	Royal Bank of Scotland Group plc (e)	7.648%	9/30/31	230,400
USD	400,000	Royal Bank of Scotland Group plc (e)	7.640%	9/30/17	440,000
EUR	500,000	Royal Bank of Scotland Group plc (e)	5.500%	6/30/15	563,783
GBP	1,400,000	RSA Insurance Group plc (f)	5.125%	10/10/45	2,236,949
GBP	1,000,000	Scottish Widows plc	7.000%	6/16/43	1,935,145
GBP	500,000	Standard Life plc (e)	6.750%	7/12/27	909,065
GBP	400,000	Standard Life plc (f)	5.500%	12/4/42	672,209
EUR	675,000	Tesco Corporate Treasury Services plc	2.125%	11/12/20	755,567
GBP	300,000	Tesco plc	5.500%	1/13/33	465,436
GBP	295,579	Tesco Property Finance 3 plc	5.744%	4/13/40	457,506
GBP	67,000	Thames Water Utilities Finance, Ltd. (f)	5.375%	7/21/25	109,847
GBP	280,000	Thomas Cook Group plc	7.750%	6/22/17	464,506
GBP	800,000	United Kingdom Gilt	2.000%	7/22/20	1,266,930
GBP	712,000	Virgin Media Finance plc	7.000%	4/15/23	1,185,818
GBP	925,000	Virgin Media Secured Finance plc	6.250%	3/28/29	1,526,365
GBP	500,000	William Hill plc	7.125%	11/11/16	819,306
GBP	100,000	WPP 2012 Ltd.	6.000%	4/4/17	166,633
USD	700,000	WPP Finance 2010	4.750%	11/21/21	787,887
EUR	580,000	WPP Finance 2013	3.000%	11/20/23	748,353
					50,484,239

		United States – 18.64%
USD	1,500,000	Avis Budget Car Rental LLC	5.500%	4/1/23	1,537,035
USD	223,000	Avis Budget Car Rental LLC (d)	5.250%	3/15/25	221,606
USD	600,000	BMC Software Finance, Inc. (d)	8.125%	7/15/21	553,500

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	1,775,000	CCO Holdings LLC	7.375%	6/1/20	$1,894,812
USD	220,000	CCO Holdings LLC (d)	5.875%	5/1/27	217,250
USD	600,000	Cequel Communications Holdings I LLC (d)	6.375%	9/15/20	635,250
USD	600,000	Cequel Communications Holdings I LLC (d)	5.125%	12/15/21	603,120
USD	600,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	644,250
USD	600,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	637,500
USD	821,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	875,391
EUR	1,069,000	Coca Cola Co.	1.625%	3/9/35	1,194,172
USD	1,106,000	Dresdner Funding Trust I (d)	8.151%	6/30/31	1,389,413
USD	73,000	First Data Corp.	11.250%	1/15/21	82,308
USD	1,031,000	First Data Corp.	10.625%	6/15/21	1,175,020
USD	46,000	First Data Corp.	12.625%	1/15/21	54,418
USD	1,000,000	HCA Holdings, Inc.	7.750%	5/15/21	1,067,500
USD	137,000	HCA, Inc.	5.000%	3/15/24	145,932
USD	400,000	HCA, Inc.	6.500%	2/15/20	457,000
USD	1,100,000	HCA, Inc.	5.375%	2/1/25	1,160,500
GBP	430,000	Health Care REIT, Inc.	4.500%	12/1/34	701,997
USD	653,000	Infor (US), Inc. (d)	6.500%	5/15/22	672,590
USD	1,650,000	Iron Mountain, Inc.	6.000%	8/15/23	1,763,438
EUR	1,315,000	Philip Morris International, Inc.	2.750%	3/19/25	1,682,745
USD	440,000	Post Holdings, Inc. (d)	6.750%	12/1/21	446,160
EUR	1,360,000	Procter & Gamble Co.	2.000%	8/16/22	1,657,934
USD	2,216,000	RBS Capital Trust II (e)	6.425%	1/3/34	2,565,020
USD	1,400,000	Service Corp. International	5.375%	5/15/24	1,494,500
USD	540,000	Service Corp. International	7.625%	10/1/18	626,400
USD	1,250,000	Sirius XM Radio, Inc. (d)	5.375%	4/15/25	1,259,375
USD	125,000	Tenet Healthcare Corp.	8.000%	8/1/20	131,094
USD	60,000	Tenet Healthcare Corp.	6.000%	10/1/20	64,200
USD	1,450,000	Verizon Communications, Inc.	5.150%	9/15/23	1,639,366
					29,250,796

	Total corporate bonds
	(Cost $119,449,175)				119,390,933

Foreign government obligations – 2.98%

		Germany – 2.17%
EUR	3,000,000	Bundesrepublik Deutschland	0.500%	2/15/25	3,412,516

		United Kingdom – 0.81%
GBP	800,000	United Kingdom Gilt	2.000%	7/22/20	1,266,930

	Total foreign government obligations
	(Cost $4,636,530)				4,679,446

US government obligations – 5.13%

	United States - 5.13%
USD	6,000,000	United States Treasury Note	1.500%	5/31/19	6,054,846
USD	2,000,000	United States Treasury Note	0.875%	1/31/18	2,001,250
					8,056,096

	Total US government obligations
	(Cost $7,967,280)				8,056,096

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

			Value
	Shares		(note 2)
Preferred stock - 0.38%
		United States - 0.38%
	24,000	RBS Capital Funding Trust V (e)	$591,120

	Total preferred stock
	(Cost $581,200)		591,120

Investment companies – 0.75%
		United States – 0.75%
USD	30,000	SPDR Barclays Capital High Yield Bond ETF	1,183,200

	Total investment companies
	(Cost $1,219,810)		1,183,200

	Total long-term investments
	(Cost $140,309,056)		140,413,585

Short-term investment - 9.91%
	15,542,433	Fidelity Institutional Treasury Portfolio (g)	15,542,433

	Total short-term investment
	(Cost $15,542,433)		15,542,433

Total investments - 99.39%
	(Cost $155,851,488)		155,956,018

Financial Derivative Instruments, net (h)
(Cost or Premiums, net $(31,410)) – (1.99)%			(3,129,939)
Net other assets and liabilities – 2.60%			4,081,822
Total net assets – 100.00%			$156,907,901

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security is purchased on a delayed delivery basis.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $23,338,096, which represented 14.9% of net assets.

(e)	Maturity date is perpetual. Maturity date presented represents the next call date.
(f)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2015.

(g)	This short-term investment has been segregated for open forward foreign currency contracts, delayed delivery purchases and swap contracts at April 30, 2015.
(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

		Value	Local amount	Current notional	Unrealized appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Long)	Citibank, N.A.	5/20/15	1,300	$1,995,274	$35,576	$—
	State Street Bank	5/20/15	1,400	2,148,757	—	(65,428)
British Pound (Short)	and Trust Company
British Pound (Short)	JPMorgan Chase Bank, N.A.	5/20/15	800	1,227,861	—	(18,347)
British Pound (Short)	JPMorgan Chase Bank, N.A.	5/22/15	28,650	43,971,698	—	(1,334,879)
Euro (Short)	Citibank, N.A.	5/22/15	32,437	36,430,344	—	(1,745,283)
Total					$35,576	$(3,163,937)

CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Rates		Implied	Notional	premiums	Unrealized
		received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	Reference entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
Deutsche Bank AG	International Business Machines Corp.	(1.00)%	6/20/19	0.34%	$850	$(26,707)	$3,963	$—	$(22,744)

Protection sold:
Citibank, N.A.	Cerved Group SpA	5.00%	12/20/18	1.34%	112	(3,066)	17,885	14,819	—
JPMorgan Chase Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	0.73%	56	(1,637)	7,984	6,347	—
Total						$(31,410)	$29,832	$21,166	$(22,744)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$(31,410)	$56,742	$(3,186,681)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Life/Health Insurance	6.71%
Commercial Banks Non-US	5.64
Cable TV	5.33
U.S. Government Obligations	5.13
Telephone - Integrated	4.63
Telecommunication Services	4.44
Multi-line Insurance	3.98
Money Center Banks	3.85
Diversified Banking Institution	3.72
Medical - Hospitals	3.30
Food - Catering	3.23
Tobacco	3.09
Sovereign	2.98
Property/Casualty Insurance	1.92
Rental Auto/Equipment	1.77
Auto Repair Centers	1.69
Commercial Services	1.64
Finance - Other Services	1.47
Funeral Services & Related Items	1.35
Medical Products	1.19
Airport Development & Maintenance	1.12
Diversified Operations	1.07
Cosmetics & Toiletries	1.06
Medical - Drugs	1.05
Containers - Metal/Glass	0.99
Advertising Services	0.98
Beverages - Wine & Spirits	0.96
Building Societies	0.89
Gambling (Non-Hotel)	0.86
Data Processing/Management	0.84
Medical - HMO	0.83
Radio	0.80
Enterprise Software/Services	0.78
Food - Retail	0.78
Beverages - Non-alcoholic	0.76
Corporate/Preferred - High Yield	0.75
Publishing - Newspapers	0.71
Commercial Services - Finance	0.67
Auto Racing	0.64
Containers-Paper/Plastic	0.64
Computer Data Security	0.63
Entertainment Content	0.62
Television	0.50
REITs - Health Care	0.45
Broadcast Services/Programs	0.44
Consulting Services	0.34
Cellular Telecommunications	0.30
Travel Services	0.30
Real Estate Operations/Development	0.29
Food - Flour & Grain	0.28
Satellite Telecommunications	0.28
Electronic Measurement Instruments	0.23
Resorts/Theme Parks	0.22
Food - Wholesale/Distribution	0.17
Industrial Gases	0.12
Water	0.07
Long-Term Investments	89.48
Short-Term Investment	9.91
Total Investments	99.39
Financial Derivative Instruments	(1.99)
Net Other Assets and Liabilities	2.60
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	48%
British Pound	29
Euro	23
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Bank Loans
Austria	$—	$1,006,455	$—	$1,006,455
Luxembourg	—	1,011,875	—	1,011,875
Switzerland	—	1,005,785	—	1,005,785
United States	—	3,488,675	—	3,488,675
Total Bank Loans	—	6,512,790	—	6,512,790
Corporate Bonds
Canada	—	1,643,569	—	1,643,569
France	—	11,915,484	—	11,915,484
Germany	—	2,047,878	—	2,047,878
Ireland	—	3,300,435	—	3,300,435
Italy	—	2,008,086	—	2,008,086
Luxembourg	—	6,361,347	—	6,361,347
Netherlands	—	8,248,468	—	8,248,468
Norway	—	980,131	—	980,131
Spain	—	2,078,000	—	2,078,000
Switzerland	—	1,072,500	—	1,072,500
United Kingdom	—	50,484,239	—	50,484,239
United States	—	29,250,796	—	29,250,796
Total Corporate Bonds	—	119,390,933	—	119,390,933
Foreign Government Obligations
Germany	—	3,412,516	—	3,412,516
United Kingdom	—	1,266,930	—	1,266,930
Total Foreign Government Obligations	—	4,679,446	—	4,679,446
US Government Obligations
United States	—	8,056,096	—	8,056,096
Total US Government Obligations	—	8,056,096	—	8,056,096
Preferred Stock
United States	591,120	—	—	591,120
Total Preferred Stock	591,120	—	—	591,120
Investment Companies
United States	1,183,200	—	—	1,183,200
Total Investment Companies	1,183,200	—	—	1,183,200
Short-Term Investment	15,542,433	—	—	15,542,433
Total Investments	$17,316,753	$138,639,265	$—	$155,956,018

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
April 30, 2015 (continued)

Financial Derivative Instruments – Assets
Over-the-counter	—	56,742	—	56,742
Total Financial Derivative Instruments – Assets	$—	$56,742	$—	$56,742
Liabilities
Financial Derivative Instruments – Liabilities
Over-the-counter	—	(3,186,681)	—	(3,186,681)
Total Financial Derivative Instruments – Liabilities	$—	$(3,186,681)	$—	$(3,186,681)

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 48.18%
		Australia – 1.04%
EUR	100,000	APT Pipelines, Ltd.	1.375%	3/22/22	$112,470
USD	100,000	Leighton Finance USA Pty. Ltd.	5.95%	11/13/22	108,827
EUR	50,000	Santos Finance, Ltd. (a)	8.25%	9/22/70	61,195
					282,492

		Austria – 0.41%
EUR	100,000	Sappi Papier Holding GmbH	3.375%	4/1/22	109,972

		Bermuda – 0.76%
USD	200,000	Digicel Group, Ltd. (b)	8.25%	9/30/20	207,280

		Brazil – 0.22%
USD	60,000	Vale Overseas, Ltd.	6.875%	11/21/36	60,870

		Canada – 0.76%
USD	200,000	Valeant Pharmaceuticals International, Inc. (b)	5.875%	5/15/23	205,750

		France – 4.76%
EUR	100,000	BNP Paribas Cardif S.A. (a) (c)	4.032%	11/29/49	119,301
EUR	100,000	BPCE S.A. (a)	2.75%	7/8/26	116,286
EUR	100,000	Crown European Holdings S.A.	3.375%	5/15/25	112,088
EUR	100,000	Dry Mix Solutions Investissements SAS (a)	4.277%	6/15/21	112,566
GBP	50,000	Electricite de France S.A.	6.125%	6/2/34	100,108
EUR	100,000	Holding d'Infrastructures de Transport SAS	2.25%	3/24/25	118,727
EUR	100,000	Homevi SAS	6.875%	8/15/21	120,706
EUR	100,000	Loxam SAS	4.875%	7/23/21	117,057
EUR	100,000	Oberthur Technologies Holding SAS	9.25%	4/30/20	122,671
EUR	100,000	Paprec Holding	7.375%	4/1/23	118,461
EUR	100,000	Solvay Finance S.A. (a) (c)	5.425%	11/29/49	130,758
					1,288,729

		Germany – 1.42%
EUR	40,000	Deutsche Bank AG	2.75%	2/17/25	45,170
EUR	100,000	Heidelberger Druckmaschinen AG	8%	5/15/22	114,587
EUR	100,000	Paternoster Holding III GmbH	8.5%	2/15/23	114,531
EUR	100,000	Rapid Holding GmbH	6.625%	11/15/20	111,218
					385,506

		Ireland – 1.07%
EUR	100,000	Eircom Finance, Ltd.	9.25%	5/15/20	122,952
GBP	100,000	PGH Capital, Ltd.	5.75%	7/7/21	166,221
					289,173

		Italy – 0.41%
EUR	100,000	Intesa Sanpaolo SpA	1.125%	3/4/22	110,783

		Luxembourg – 3.02%
USD	55,000	Actavis Funding SCS	3.8%	3/15/25	55,704
EUR	100,000	Altice S.A.	7.25%	5/15/22	116,496
EUR	100,000	Cerberus Nightingale 1 SARL	8.25%	2/1/20	118,236
EUR	100,000	Grand City Properties S.A. (a) (c)	3.75%	12/29/49	110,268
EUR	100,000	SIG Combibloc Holdings SCA	7.75%	2/15/23	120,566

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)

EUR	160,000	Trafigura Funding S.A.	5%	4/27/20	$182,351
EUR	100,000	Wind Acquisition Finance S.A. (a) (b)	5.245%	4/30/19	113,655
					817,276

		Netherlands – 4.55%
EUR	130,000	ABN AMRO Bank N.V.	1%	4/16/25	142,149
EUR	100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)	2.5%	5/26/26	115,762
EUR	75,000	Deutsche Annington Finance BV	1.5%	3/31/25	82,566
EUR	100,000	EDP Finance BV	2.625%	1/18/22	118,667
GBP	50,000	Enel Finance International N.V.	5.75%	9/14/40	92,761
EUR	100,000	ING Bank N.V. (a)	3.625%	2/25/26	123,164
EUR	100,000	InterXion Holding N.V.	6%	7/15/20	120,818
EUR	100,000	JAB Holdings BV	1.5%	11/24/21	113,591
EUR	100,000	NN Group N.V. (a) (c)	4.5%	7/15/49	122,954
EUR	100,000	TMF Group Holding BV (a)	5.415%	12/1/18	113,688
EUR	68,000	Volkswagen International Finance N.V. (a) (c)	4.625%	3/29/49	86,467
					1,232,587

		Spain – 0.42%
EUR	100,000	ACS Actividades de Construccion y Servicios S.A.	2.875%	4/1/20	113,204

		United Kingdom – 15.78%
GBP	130,000	AA Bond Co, Ltd.	5.5%	7/31/22	202,922
GBP	100,000	Admiral Group plc	5.5%	7/25/24	159,908
GBP	100,000	Anglian Water Osprey Financing plc	5%	4/30/23	155,020
GBP	79,200	Annington Finance No 4 plc (a)	1.539%	1/10/23	120,812
GBP	100,000	Arqiva Financing plc	4.04%	6/30/20	162,684
EUR	100,000	Atrium European Real Estate, Ltd.	3.625%	10/17/22	119,279
USD	45,000	BP Capital Markets plc	3.506%	3/17/25	45,885
GBP	170,000	Broadgate Financing plc (a)	2.17%	10/5/23	260,529
EUR	100,000	Delphi Automotive plc	1.5%	3/10/25	112,702
GBP	50,000	Firstgroup plc	8.125%	9/19/18	90,023
GBP	100,000	Galaxy Bidco, Ltd. (a) (b)	5.563%	11/15/19	153,884
GBP	100,000	Hastings Insurance Group Finance plc (a) (b)	6.569%	10/21/19	154,402
GBP	50,000	HBOS Capital Funding LP (a) (c)	6.461%	11/29/49	82,994
GBP	50,000	HSBC Holdings plc	7%	4/7/38	103,503
USD	200,000	International Game Technology plc (b)	6.25%	2/15/22	198,500
GBP	100,000	Investec plc	4.5%	5/5/22	153,013
GBP	100,000	Keystone Financing plc	9.5%	10/15/19	161,942
EUR	100,000	Nationwide Building Society (a)	4.125%	3/20/23	120,821
GBP	100,000	Odeon & UCI Finco plc	9%	8/1/18	157,721
GBP	100,000	Old Mutual plc	8%	6/3/21	175,773
GBP	100,000	Pension Insurance Corp., plc	6.5%	7/3/24	156,532
GBP	50,000	RSA Insurance Group plc (a)	9.375%	5/20/39	92,839
GBP	100,000	Scottish Widows plc	5.5%	6/16/23	164,852
GBP	100,000	Standard Chartered plc	5.125%	6/6/34	151,731
GBP	100,000	Standard Life plc (a)	5.5%	12/4/42	168,052
GBP	50,000	Tesco plc	6.125%	2/24/22	85,480
GBP	70,000	Tesco plc	6%	12/14/29	117,031
EUR	50,000	The Royal Bank of Scotland plc (a)	4.625%	9/22/21	58,121
EUR	100,000	Thomas Cook Finance plc	7.75%	6/15/20	121,408
EUR	100,000	Vougeot Bidco plc (a) (b)	5.261%	7/15/20	113,591

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)

GBP	100,000	William Hill plc	4.25%	6/5/20	$153,884
					4,275,838

		United States – 13.56%
EUR	100,000	Albemarle Corp.	1.875%	12/8/21	114,811
USD	70,000	Amgen, Inc.	3.625%	5/22/24	73,082
USD	90,000	Apple, Inc.	2.5%	2/9/25	87,249
GBP	50,000	AT&T, Inc.	7%	4/30/40	108,675
EUR	100,000	Bank of America Corp.	2.375%	6/19/24	122,213
EUR	115,000	Berkshire Hathaway, Inc.	1.125%	3/16/27	124,779
USD	100,000	BlueLine Rental Finance Corp. (b)	7%	2/1/19	102,510
USD	36,000	Burlington Northern Santa Fe LLC	4.15%	4/1/45	36,453
USD	200,000	Calpine Corp.	5.75%	1/15/25	201,760
USD	200,000	Chesapeake Energy Corp.	5.75%	3/15/23	196,500
USD	200,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	213,250
USD	100,000	Citigroup, Inc.	1.75%	5/1/18	99,830
USD	110,000	CONSOL Energy, Inc. (b)	8%	4/1/23	111,925
USD	70,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	6%	8/15/40	78,358
USD	19,000	Dominion Resources, Inc. (a)	5.75%	10/1/54	20,288
USD	200,000	Ford Motor Credit Co. LLC	2.459%	3/27/20	199,918
USD	100,000	ILFC E-Capital Trust I (a) (b)	4.09%	12/21/65	94,500
USD	100,000	Kindred Healthcare, Inc. (b)	8.75%	1/15/23	111,750
USD	165,000	KLX, Inc. (b)	5.875%	12/1/22	166,856
USD	130,000	Meccanica Holdings USA, Inc. (b) (g)	6.25%	1/15/40	133,575
USD	65,000	Medtronic, Inc. (b)	3.15%	3/15/22	67,204
USD	80,000	Merck & Co., Inc.	2.75%	2/10/25	79,348
USD	35,000	Monsanto Co.	2.75%	7/15/21	35,746
EUR	100,000	PPG Industries, Inc.	1.4%	3/13/27	110,334
USD	200,000	RCN Telecom Services LLC (b)	8.5%	8/15/20	215,000
USD	100,000	Sprint Corp.	7.125%	6/15/24	96,375
USD	40,000	The Priceline Group, Inc.	3.65%	3/15/25	40,844
USD	150,000	TransDigm, Inc.	6%	7/15/22	151,688
USD	140,000	Trinity Industries, Inc.	4.55%	10/1/24	138,404
USD	27,000	Verizon Communications, Inc.	5.012%	8/21/54	26,775
USD	28,000	Verizon Communications, Inc.	6.55%	9/15/43	35,160
USD	100,000	West Corp. (b)	5.375%	7/15/22	96,625
USD	57,000	Weyerhaeuser Co. REIT	7.375%	3/15/32	75,204
USD	100,000	Zebra Technologies Corp. (b)	7.25%	10/15/22	108,250
					3,675,239

	Total corporate bonds
	(Cost $13,304,276)				13,054,699

Commercial mortgage-backed securities – 5.04%
		Germany – 1.51%
EUR	247,790	German Residential Funding plc (a)	1.642%	8/27/24	285,604
EUR	110,862	Juno Eclipse 2007-2, Ltd. (a)	0.228%	11/20/22	123,424
					409,028

		United Kingdom – 2.61%
GBP	71,000	Business Mortgage Finance 3 plc (a)	4.213%	11/15/38	103,140
GBP	105,284	Business Mortgage Finance 3 plc (a)	1.963%	11/15/38	164,670

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)

GBP	80,783	Business Mortgage Finance 4 plc (a)	0.963%	8/15/45	$123,491
GBP	49,386	DECO 12-UK 4 plc (a)	0.761%	1/27/20	72,283
GBP	50,000	Eddystone Finance plc (a)	1.329%	4/19/21	74,985
GBP	109,984	Taurus CMBS UK 2014-1, Ltd. (a)	1.963%	5/1/22	169,205
					707,774

		United States – 0.92%
USD	100,000	Invitation Homes 2015-SFR2 Trust (a) (b)	2.178%	6/17/32	100,593
USD	150,000	Progress Residential Series 2014-SFR1 Trust (a) (b)	1.28%	10/17/31	149,705
					250,298
	Total commercial mortgage-backed securities
	(Cost $1,486,956)				1,367,100

Residential mortgage-backed securities – 7.39%
		Australia – 0.97%
EUR	123,998	Interstar Millennium Series 2004-1E Trust (a)	0.511%	5/7/36	136,206
GBP	85,531	Interstar Millennium Series 2004-4E Trust (a)	0.923%	11/14/36	127,194
					263,400

		United Kingdom – 6.42%
GBP	119,000	Eurosail 2006-1 plc (a)	0.822%	6/10/44	167,034
EUR	140,000	Eurosail 2006-1 plc (a)	0.286%	6/10/44	143,678
GBP	148,744	Eurosail 2006-2BL plc (a)	0.724%	12/15/44	222,087
GBP	50,000	Eurosail-UK 2007-2NP plc (a)	0.812%	3/13/45	63,733
USD	195,010	Granite Master Issuer plc (a)	0.261%	12/20/54	193,742
GBP	151,011	Money Partners Securities 4 plc (a)	0.944%	3/15/40	225,476
GBP	94,080	Newgate Funding 2007-1 (a)	0.692%	12/1/50	141,877
GBP	145,494	RMAC 2005-NS3 plc (a)	0.922%	6/12/43	214,086
GBP	42,875	Southern Pacific Financing 05-B plc (a)	0.742%	6/10/43	63,679
GBP	100,000	Warwick Finance Residential Mortgages Number One plc Class C (a) (h) (i)	2.134%	9/21/49	148,818
GBP	104,000	Warwick Finance Residential Mortgages Number One plc Class B (a) (h) (i)	1.834%	9/21/49	154,739
					1,738,949

	Total residential mortgage-backed securities
	(Cost $2,138,740)				2,002,349

Collateralized loan obligations – 4.21%
		Ireland – 1.06%
EUR	127,000	Bacchus Series 2006-2 plc (a)	0.777%	8/17/22	139,536
EUR	130,000	Clavos Euro CDO Ltd. (a)	1.502%	4/18/23	146,413
					285,949

		Luxembourg – 0.53%
EUR	130,000	Harvest CLO II-A S.A. (a)	0.831%	5/21/20	143,161

		Netherlands – 2.62%
EUR	250,000	Dalradian European CLO III BV (a)	0.631%	4/11/23	275,376
EUR	100,000	Highlander Euro CDO II BV (a)	0.671%	12/14/22	105,816
EUR	100,000	Hyde Park CDO BV (a)	0.829%	6/14/22	109,694
EUR	100,000	Jubilee BV (a) (h) (j)	2.969%	7/12/28	111,533

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)

EUR	100,000	Jubilee CDO VI BV (a)	0.696%	9/20/22	$108,868
					711,287

	Total collateralized loan obligations				1,140,397
	(Cost $1,228,210)

Sovereign debt obligations – 4.88%
CAD	137,269	Canadian Government Bond (d)	1.25%	12/1/47	142,620
MXN	6,566,100	Mexican Bonos	10%	12/5/24	555,359
NZD	434,000	New Zealand Government Bond (d)	4.5%	2/15/16	507,594
RON	390,000	Romania Government Bond	5.95%	6/11/21	116,683

	Total sovereign debt obligations
	(Cost $1,507,492)				1,322,256

US government obligations – 6.10%
	United States - 6.10%
USD	811,000	United States Treasury Bill	0.01%	6/4/15	811,000
USD	840,000	United States Treasury Note	0.375%	6/15/15	840,361
					1,651,361

	Total US government obligations
	(Cost $1,652,502)				1,651,361

		Value
Shares		(note 2)

Preferred stock – 0.19%
United States - 0.19%
50	Ally Financial, Inc. 7%, 06/01/15 (b) (c)	51,194

Total preferred stock
(Cost $48,250)		51,194

Total long-term investments
(Cost $21,366,426)		20,589,356

Short-term investment - 25.11%
6,802,242	Fidelity Institutional Treasury Portfolio	6,802,242

Total short-term investment
(Cost $6,802,242)		6,802,242

Total investments - 101.10%(e)
(Cost $28,168,668)		27,391,598
Financial Derivative Instruments, net (f) (Cost or Premiums, net $143,036) – (1.77)%		(478,381)
Net other assets and liabilities – 0.67%		181,669
Total net assets – 100.00%		$27,094,886

(a)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2015.

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2015, the restricted securities held by the Fund had an aggregate value of $2,656,749, which represented 9.8% of net assets.

(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that sovereign market.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

(e)	All or a portion of these securities and short-term investments were segregated for open futures contracts, forward foreign currency contracts, options, swap contracts and delayed delivery purchases at April 30, 2015.
(f)	Information with respect to financial derivative instruments is disclosed in the following tables.
(g)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(h)	Fair valued at April 30, 2015 as determined in good faith using procedures approved by the Board of Trustees.
(i)	Rate shown is rate in effect at May 6, 2015 (dated date).
(j)	Delayed delivery security. Rate shown is rate in effect at June 5, 2015 (dated date).
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
				Unrealized
			Current	appreciation/
	Number of	Expiration	notional	(depreciation)
	contracts	date	value	Asset	Liability
US Treasury 10 Year Note (Long)	5	6/19/15	$641,875	$2,813	$—
Canada 10 Year Bond (Short)	(4)	6/19/15	464,915	9,482	—
Euro-BOBL (Short)	(4)	6/8/15	578,492	1,561	—
Euro-Bund (Short)	(1)	6/8/15	175,951	—	(190)
UK Long Gilt Bond (Short)	(13)	6/26/15	2,357,084	25,819	—
US Treasury 10 Year Note (Short)	(12)	6/19/15	1,540,500	—	(4,789)
US Treasury Long Bond (Short)	(5)	6/19/15	797,969	14,722	—
Total				$54,397	$(4,979)

PURCHASED OPTIONS

					Unrealized
	# of	Put/		Expiration	appreciation/
Description	Contracts	Call	Exercise Price	Date	(depreciation)	Cost	Value
30 Year US Treasury Note Future	19	Put	$154	5/22/15	$2,791	$4,334	$7,125
30 Year US Treasury Note Future	10	Put	150	7/24/15	2,083	8,230	10,313
Total					$4,874	$12,564	$17,438

SWAP CONTRACTS
Interest Rate Swap Contracts
						Unrealized
	Notional	Portfolio	Floating	Annual		appreciation/
	amounts	Pays/Receives	Rate	Fixed	Termination	(depreciation)
Exchange	(000s)	Floating Rate	Index	Rate	Date	Asset	Liability
LCH	$601	Receives	6-month EURIBOR	1.9160%	12/31/34	$—	$(33,671)
LCH	990	Receives	3-month USD LIBOR	3.4270%	9/22/26	—	(86,156)
LCH	1,840	Pays	3-month USD LIBOR	3.1000%	9/22/21	83,113	—
LCH	915	Pays	6-month EURIBOR	0.4750%	12/31/19	2,423	—
LCH	365	Pays	6-month EURIBOR	1.8520%	12/31/44	20,186	—
LCH	2,034	Receives	6-month GBP LIBOR	2.9425%	7/10/19	—	(44,344)
LCH	4,283	Receives	6-month GBP LIBOR	2.2750%	11/14/19	—	(30,974)
LCH	1,800	Receives	3-month USD LIBOR	3.6300%	10/6/34	—	(99,804)
LCH	2,140	Pays	3-month USD LIBOR	3.4630%	10/6/44	83,187	—
LCH	1,957	Pays	6-month GBP LIBOR	1.7340%	7/9/17	24,909	—
LCH	4,160	Pays	6-month GBP LIBOR	1.5300%	11/16/17	24,454	—
LCH	371	Pays	6-month EURIBOR	1.1900%	5/5/45	—	—
LCH	1,022	Pays	6-month EURIBOR	0.4700%	5/5/20	—	—
LCH	651	Receives	6-month EURIBOR	1.3388%	5/5/35	—	—
LCH	2,050	Receives	3-month USD LIBOR	1.0120%	6/23/17	—	(3,487)
Total						$238,272	$(298,436)
LCH London Clearing House

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

Credit Default Swap Contracts
						Upfront
		Rates		Implied	Notional	premiums	Unrealized
	Reference	received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
ICE	CDX North America High Yield 5-Year Index, Series 24	(5.00%)	6/20/20	3.42%	$1,520	($107,540)	$446	$—	$(107,094)
Total						($107,540)	$446	$—	$(107,094)
ICE InterContinental Exchange

	Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS	($107,540)	$238,272	$(405,530)

	Cost or Premiums, net	Asset	Liability
TOTAL EXCHANGE-TRADED AND CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	($94,976)	$310,107	($410,509)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Canadian Dollar (Short)	Citibank, N.A.	6/11/15	197	$162,982	$—	$(6,883)
British Pound (Short)	Citibank, N.A.	6/11/15	4,110	6,307,920	—	(200,311)
British Pound (Long)	Deutsche Bank AG	6/11/15	28	43,215	4,565	—
British Pound (Long)	JP Morgan Chase Bank, N.A.	6/11/15	83	127,562	10,724	—
Euro (Long)	Citibank, N.A.	6/11/15	9	10,548	—	(5,576)
Euro (Long)	Deutsche Bank AG	6/11/15	78	87,126	3,728	—
Euro (Short)	JP Morgan Chase Bank, N.A.	6/11/15	6,663	7,485,040	—	(240,633)
Indian Rupee (Long)	Citibank, N.A.	6/11/15	6,602	102,993	—	(1,068)
Mexican Peso (Short)	JP Morgan Chase Bank, N.A.	6/11/15	3,115	202,488	—	(131)
New Zealand Dollar (Long)	Citibank, N.A.	6/11/15	21	16,043	43	—
New Zealand Dollar (Short)	JP Morgan Chase Bank, N.A.	6/11/15	717	545,268	—	(18,416)
Romanian Leu (Short)	JP Morgan Chase Bank, N.A.	6/11/15	473	119,979	—	(6,665)
Total					$19,060	$(479,683)

PURCHASED OPTIONS Currency Options
						Unrealized
		Notional/	Put/		Expiration	appreciation/
Description	Counterparty	Contracts	Call	Exercise Rate	Date	(depreciation)	Cost	Value
US Dollar vs.	Barclays Bank plc	630,000 USD	Call	1175	12/23/15	$(9,643)	$15,328	$5,685
Korean Won

British Pound vs.	Barclays Bank plc	690,000 GBP	Put	1.5	7/17/15	(224)	11,479	11,255
US Dollar

New Zealand Dollar vs.	JP Morgan Chase	1,620,000 NZD	Put	0.675	8/11/15	(16,878)	20,622	3,744
US Dollar	Bank, N.A.
Total						$(26,745)	$47,429	$20,684

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

Interest Rate Swaptions
						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Cost	Value
OTC 10-Year Interest Rate Swap	Deutsche Bank AG	4,100,000 USD	Put	4%	4/18/16	$(96,317)	$101,680	$5,363
(Pay 4%, Receive 3-month LIBOR)

OTC 30-Year Interest Rate Swap	Citibank, N.A.	1,000,000 EUR	Put	3%	4/17/19	(100,617)	130,538	29,921
(Pay 3%, Receive 6-month EURIBOR)

OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6,200,000 USD	Put	2.75%	12/18/15	(42,568)	54,250	11,682
(Pay 2.75%, Receive 3-month LIBOR)

Total						$(239,502)	$286,468	$46,966

	Cost	Value
TOTAL PURCHASED OPTIONS	$333,897	$67,650

WRITTEN OPTIONS
Currency Options
						Unrealized
		Notional/	Put/		Expiration	appreciation/	Premiums
Description	Counterparty	Contracts	Call	Exercise Rate	Date	(depreciation)	Received	Value
US Dollar vs.	Barclays Bank plc	(630,000) USD	Call	1250	12/23/15	$4,986	$(7,566)	$(2,580)
Korean Won

British Pound vs.	JP Morgan Chase	(690,000) GBP	Put	1.4	7/17/15	6,391	(8,373)	(1,982)
US Dollar	Bank, N.A.

New Zealand Dollar vs.	JP Morgan Chase	(1,620,000) NZD	Put	0.625	8/11/15	6,778	(7,655)	(877)
US Dollar	Bank, N.A.

Total						$18,155	$(23,594)	$(5,439)

Interest Rate Swaptions
						Unrealized
		Notional/	Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts	Call	Rate	Date	(depreciation)	Premiums Received	Value
OTC 10-Year Interest Rate Swap	Deutsche	(4,100,000) USD	Put	5%	4/18/16	$31,632	$(32,390)	$(758)
(Pay 3-month LIBOR, Receive 5%)	Bank AG

OTC 30-Year Interest Rate Swap	Citibank, N.A.	(1,000,000) EUR	Put	4%	4/17/19	46,178	(57,671)	(11,493)
(Pay 6-month EURIBOR, Receive 4%)

OTC 5-Year Interest Rate Swap	Deutsche	(6,200,000) USD	Put	3.75%	12/18/15	8,037	(9,300)	(1,263)
(Pay 3-month LIBOR, Receive 3.75%)	Bank AG

Total						$85,847	$(99,361)	$(13,514)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

	Premiums Received	Value
TOTAL WRITTEN OPTIONS	($122,955)	($18,953)

SWAP CONTRACTS
Interest Rate Swap Contracts						Unrealized
	Notional	Portfolio	Floating	Annual		appreciation/
	amounts	Pays/Receives	Rate	Fixed	Termination	(depreciation)
Counterparty	(000s)	Floating Rate	Index	Rate	Date	Asset	Liability
JPMorgan Chase Bank, N.A.	$1,366	Pays	3-month NZD BBR	3.8050%	1/9/17	$6,925	$—
Total						$6,925	$—

Inflation Swap Contracts						Unrealized
	Notional	Portfolio	Floating	Annual		appreciation/
	amounts	Pays/Receives	Rate	Fixed	Termination	(depreciation)
Counterparty	(000s)	Floating Rate	Index	Rate	Date	Asset	Liability
JPMorgan Chase Bank, N.A.	$140	Receives	US Consumer Price Index	2.2250%	2/24/45	$—	$(837)

Barclays plc	280	Receives	US Consumer Price Index	2.1975%	2/12/45	—	(191)
Total						$—	$(1,028)

Credit Default Swap Contracts
						Upfront
		Rates		Implied	Notional	premiums	Unrealized
	Reference	received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection sold:
Citibank, N.A.	ConvaTec Healthcare	5.00%	6/20/19	1.14%	$56	$8,603	$234	$8,836	$—
Citibank, N.A.	Schaeffler Finance B.V.	5.00%	12/20/19	1.23%	112	19,467	(254)	$19,214	—
Total						$27,070	$(20)	$28,050	$—

	Cost or Premiums, net	Asset	Liability
TOTAL SWAP CONTRACTS	$27,070	$34,975	$(1,028)

	Cost or Premiums, net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$238,012	$121,685	$(499,664)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$143,036	$431,792	$(910,173)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Sovereign	10.97%
Other ABS	5.13
Whole Loan CMO Other	4.89
CMBS Other	4.12
Whole Loan CMO Mezzanine	2.50
Commercial Banks Non-US	2.45
Life/Health Insurance	2.27
Real Estate Operations/Development	1.81
Telecommunication Services	1.66
Multi-line Insurance	1.62
Property/Casualty Insurance	1.50
Diversified Banking Institution	1.42
Gambling (Non-Hotel)	1.30
Aerospace/Defense-Equipment	1.18
Cellular Telecommunications	1.12
Cable TV	1.08
Auto - Cars/Light Trucks	1.06
Medical - Drugs	1.05
Diversified Financial Services	0.97
Oil & Gas Exploration & Production	0.95
Chemicals - Diversified	0.89
Electric - Integrated	0.86
Machinery - General Industrials	0.84
Money Center Banks	0.83
Medical - Hospitals	0.79
Auto Repair Centers	0.75
Food - Retail	0.75
Independent Power Producer	0.74
Real Estate Management/Services	0.74
Oil & Gas Refining & Marketing	0.67
Investment Management & Advising Services	0.65
Telephone - Integrated	0.63
Building & Construction - Miscellaneous	0.60
Finance - Other Services	0.60
Diversified Operations	0.58
Water	0.57
Diversified Manufacturing Operations	0.51
Aerospace/Defense	0.49
Reinsurance	0.46
Building Societies	0.45
Computer Data Security	0.45
Computer Software	0.45
Retirement/Aged Care	0.45
Travel Services	0.45
Medical Labs & Testing Services	0.44
Public Thoroughfares	0.44
Recycling	0.44
Rental Auto/Equipment	0.43
Auto/Truck Parts & Equipment-Original	0.42
Building Products - Cement Aggregates	0.42
Building - Heavy Construction	0.42
Chemicals - Specialty	0.42
Commercial Services - Finance	0.42
Investment Companies	0.42
Machinery - Electrical	0.42
Machinery - Print Trade	0.42
Theaters	0.42
Coal	0.41
Containers - Metal/Glass	0.41
Medical - Nursing Homes	0.41
Paper & Related Products	0.41
Pipelines	0.41
Power Conversion/Supply Equipment	0.41
Machinery - Construction & Mining	0.38
Electric - Generation	0.37
Finance - Leasing Company	0.35
Transport - Services	0.33
Computers	0.32
REITs - Diversified	0.28
Medical - Biomedical/Gene	0.27
Medical Instruments	0.25
Metal - Iron	0.22
Medical - Generic Drugs	0.21
Finance - Auto Loans	0.19
Oil Companies - Integrated	0.17
E-Commerce/Services	0.15
Agricultural Chemicals	0.13
Transportation - Rail	0.13
Long-Term Investments	75.99
Short-Term Investment	25.11
Total Investments	101.10
Financial Derivative Instruments	(1.77)
Net Other Assets and Liabilities	0.67
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	47%
Euro	26
British Pound	22
Mexican Peso	2
New Zealand Dollar	2
Canadian Dollar	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

Fair Value Measurements
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

	Quoted prices
	in active		Significant
	markets for	Significant other	unobservable
	identical assets	observable inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Australia	$—	$282,492	$—	$282,492
Austria	—	109,972	—	109,972
Bermuda	—	207,280	—	207,280
Brazil	—	60,870	—	60,870
Canada	—	205,750	—	205,750
France	—	1,288,729	—	1,288,729
Germany	—	385,506	—	385,506
Ireland	—	289,173	—	289,173
Italy	—	110,783	—	110,783
Luxembourg	—	817,276	—	817,276
Netherlands	—	1,232,587	—	1,232,587
Spain	—	113,204	—	113,204
United Kingdom	—	4,275,838	—	4,275,838
United States	—	3,675,239	—	3,675,239
Total Corporate Bonds	—	13,054,699	—	13,054,699
Commercial Mortgage-backed Securities
Germany	—	409,028	—	409,028
United Kingdom	—	707,774	—	707,774
United States	—	250,298	—	250,298
Total Commercial Mortgage-backed Securities	—	1,367,100	—	1,367,100
Residential Mortgage-backed Securities
Australia	—	263,400	—	263,400
United Kingdom	—	1,435,392	303,557	1,738,949
Total Residential Mortgage-backed Securities	—	1,698,792	303,557	2,002,349
Collateralized Loan Obligations
Ireland	—	285,949	—	285,949
Luxembourg	—	143,161	—	143,161
Netherlands	—	599,754	111,533	711,287
Total Collateralized Loan Obligations	—	1,028,864	111,533	1,140,397

Sovereign Debt Obligations
Canada	—	142,620	—	142,620
Mexico	—	555,359	—	555,359
New Zealand	—	507,594	—	507,594
Romania	—	116,683	—	116,683
Total Sovereign Debt Obligations	—	1,322,256	—	1,322,256

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Unconstrained Bond Fund
April 30, 2015 (continued)

US Government Obligations
United States	—	1,651,361	—	1,651,361
Total US Government Obligations	—	1,651,361	—	1,651,361

Preferred Stock
United States	—	51,194	—	51,194
Total Preferred Stock	—	51,194	—	51,194
Short-Term Investment	6,802,242	—	—	6,802,242
Total Investments	$6,802,242	$20,174,266	$415,090	$27,391,598
Financial Derivative Instruments – Assets
Exchange-traded or centrally-cleared	71,835	238,272	—	310,107
Over-the-counter		121,685	—	121,685
Total Financial Derivative Instruments – Assets	$71,835	359,957	$—	$431,792
Liabilities
Financial Derivative Instruments – Liabilities
Exchange-traded or centrally-cleared	(4,979)	(405,530)	—	(410,509)
Over-the-counter		(499,664)	—	(499,664)
Total Financial Derivative Instruments – Liabilities	$(4,979)	(905,194)	$—	$(910,173)

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2015
Residential mortgage-backed securities
Warwick Finance Residential Mortgages Number One plc, 2.134%, 9/21/49	$0	$0	$0	$232	$148,586	$0	$0	$0	$148,818
Warwick Finance Residential Mortgages Number One plc, 1.834%, 9/21/49	0	0	0	242	154,497	0	0	0	154,739
Collateralized loan obligations
Jubilee BV, 1.310%, 7/12/28	0	0	0	3,596	107,937	0	0	0	111,533
Total	$0	$0	$0	$4,070	$411,020	$0	$0	$0	$415,090

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2015 was $4,070.

The Fund’s Adviser has determined that two Warwick Finance Residential Mortgages Number One plc issues and a Jubilee BV issue are Level 3 investments due to the lack of observable inputs that may be used in the determination of fair value. Each issue was newly acquired in late April 2015 and had yet to be evaluated as of April 31, 2015 by the independent pricing services approved by the Board of Trustees of the Trust. Absent trade activity in the market and verifiable bid/ask quotes from market-making broker-dealers, and consideration of relevant trade details examined, acquisition cost was determined to represent fair market value. Change in unrealized appreciation is purely the result of changes in the currency conversion since purchase.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2015

		Value
Shares		(note 2)

Common stocks – 98.59%
	Ireland – 2.13%
790	Perrigo Co plc	$144,791

	United States – 96.46%
2,655	Adobe Systems, Inc. *	201,939
2,899	Amphenol Corp., Class A	160,518
4,387	Bank of the Ozarks, Inc.	170,040
1,745	Bio-Techne Corp.	167,450
759	C.R. Bard, Inc.	126,434
3,818	Cantel Medical Corp.	171,008
1,460	Celgene Corp. *	157,768
2,807	Cerner Corp. *	201,571
3,313	Cognizant Technology Solutions Corp., Class A *	193,943
1,378	Concho Resources, Inc. *	174,537
1,524	Costco Wholesale Corp.	218,008
2,364	Danaher Corp.	193,564
1,776	Ecolab, Inc.	198,876
5,727	EMC Corp.	154,114
3,313	Fiserv, Inc. *	257,089
1,650	Genesee & Wyoming, Inc., Class A *	153,368
1,340	Henry Schein, Inc. *	183,714
1,701	Illinois Tool Works, Inc.	159,180
2,099	Intuit, Inc.	210,593
4,077	Microchip Technology, Inc.	194,289
2,889	Raymond James Financial, Inc.	163,315
1,714	Red Hat, Inc. *	128,996
898	Snap-on, Inc.	134,296
4,463	Starbucks Corp.	221,276
1,776	The JM Smucker Co.	205,874
1,972	The Middleby Corp. *	199,843
3,387	The TJX Companies, Inc.	218,597
1,703	The Walt Disney Co.	185,150
2,535	Tractor Supply Co.	218,162
1,840	TreeHouse Foods, Inc. *	149,518
2,409	Under Armour, Inc., Class A *	186,818
2,952	VF Corp.	213,813
2,023	Visa, Inc., A Shares	133,619
1,808	Wabtec Corp.	170,042
2,826	Walgreens Boots Alliance, Inc.	234,360
632	WW Grainger, Inc.	157,008
		6,568,690

Total common stocks
(Cost $6,480,693)		6,713,481

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2015 (continued)

		Value
Shares		(note 2)
Total long-term investments
(Cost $6,480,693)		$6,713,481

Short-term investment - 2.94%
200,240	Fidelity Institutional Treasury Portfolio	200,240

Total short-term investment
(Cost $200,240)		200,240

Total investments - 101.53%
(Cost $6,680,933)		6,913,721

Net other assets and liabilities – (1.53)%		(103,869)

Total net assets – 100.00%		$6,809,852

*	Non-income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Industrial Machinery	7.24%
Application Software	6.06
Apparel, Accessories & Luxury Goods	5.88
Data Processing & Outsourced Services	5.74
Packaged Foods & Meats	5.22
Health Care Equipment	4.37
Drug Retail	3.44
Restaurants	3.25
Apparel Retail	3.21
Specialty Stores	3.20
Hypermarkets & Super Centers	3.20
Health Care Technology	2.96
Specialty Chemicals	2.92
Semiconductors	2.85
IT Consulting & Other Services	2.85
Industrial Conglomerates	2.84
Movies & Entertainment	2.72
Health Care Distributors	2.70
Oil & Gas Exploration & Production	2.56
Construction & Farm Machinery & Heavy Trucks	2.50
Regional Banks	2.50
Life Sciences Tools & Services	2.46
Investment Banking & Brokerage	2.40
Electronic Components	2.36
Biotechnology	2.32
Trading Companies & Distributors	2.31
Computer Storage & Peripherals	2.26
Railroads	2.25
Pharmaceuticals	2.13
Systems Software	1.89
Long-Term Investments	98.59
Short-Term Investment	2.94
Total Investments	101.53
Net Other Assets and Liabilities	(1.53)
100.00%

Currency exposure (ex-derivatives) as a percentage of total investments:	% of total investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Ireland	$144,791	$—	$—	$144,791
United States	6,568,690	—	—	6,568,690
Total Common Stocks	$6,713,481	$—	$—	$6,713,481
Short-Term Investment	200,240	—	—	200,240
Total Investments	$6,913,721	$—	$—	$6,913,721

During the period ended April 30, 2015, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among thirteen series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund (formerly known as Henderson Emerging Markets Opportunities Fund), Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson International Select Equity Fund, Henderson Strategic Income Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Select Equity Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund. The Henderson International Select Equity Fund, Henderson International Long/Short Equity Fund and Henderson US Growth Opportunities Fund commenced operations on September 30, 2014, December 9, 2014 and December 18, 2014, respectively.

Though it may invest directly in securities, the Henderson All Asset Fund is a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market, derivative instruments and commodities. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets, subject to 1940 Act limitations and any exemptive relief provided thereto. The FoFs’ “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“US GAAP”). The preparation of the portfolios of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities, including short-term investments and/or those with an original (or remaining) maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current

Henderson Global Funds	Notes to portfolio of investments (unaudited)

market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, financial derivative instruments and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized as unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Short Sales
The International Long/Short Equity Fund may engage in short selling (i.e., selling securities it does not own) as part of its normal investment activities. The Fund will enter into a short position on a security believed to be overvalued or poised to underperform in order to take advantage of a decline in its price. Securities sold short are recorded as a liability and marked-to-market daily. There are substantial risks associated with selling short, including the risk that the Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The loss on a short sale is potentially unlimited as the value of a security sold short increases. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Short positions are collateralized by cash restricted from use and/or securities held with the Fund’s custodian. The collateral amount is adjusted daily based on the market value of the short positions. The securities pledged as collateral are included on the Portfolio of Investments. Dividends on short sales, in addition to short sale financing fees, are treated as an expense of the Fund. Liabilities for securities sold short are closed by purchasing the applicable securities for delivery to the Fund’s enhanced custodian. Open short positions outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk in counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, options purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

The number of options/swaptions written and the premiums received, including both exchange-traded and OTC options, by the Unconstrained Bond Fund during the period ended April 30, 2015 were as follows:

Henderson Global Funds	Notes to portfolio of investments (unaudited)

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	7,460,012	$114,725
Options written during period	14,210,205	192,674
Options closed during period	(7,430,217)	(184,444)
Options outstanding, end of period	14,240,000	122,955

Swap contracts
The Funds may enter into interest rate, equity, total return, credit default, inflation, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

The International Long/Short Equity Fund may enter into equity swaps for purposes of establishing long or short exposure to underlying individual securities. Equity swaps may be used in lieu of direct stock investment or short sale to enhance liquidity, synthetically enter markets with high barriers to entry or establish short positions in markets where short selling is disallowed. Equity swaps involve commitments where single or multiple cash flows are exchanged based on the price of the underlying security and a fixed or variable interest rate. At maturity, a net

Henderson Global Funds	Notes to portfolio of investments (unaudited)

cash flow is exchanged equivalent to the return, inclusive of dividends declared, on the underlying equity, less a financing rate, if any.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk in excess of the amounts reflected in the Portfolios of Investments. Such risks involve the potential inability of the counterparties to meet the terms of their contract (which is limited with respect to centrally cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on the fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At April 30, 2015, notional outstanding for credit protection sold (in thousands), translated into US Dollar amounts, equated to $400 for the High Yield Opportunities Fund, $168 for the Strategic Income Fund and $168 for the Unconstrained Bond Fund. Alternatively, under an interest rate swap, or equity swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

3. Fair value measurements

US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the

    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2015 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

4. Transactions with affiliates

An affiliated entity of a Fund may include any company in which the Fund owns 5% or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At April 30, 2015, the All Asset Fund held 0.05% of the Henderson Global Equity Income Fund, 0.51% of the

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Henderson Global Technology Fund , 0.78% of the Henderson Strategic Income Fund and 11.01% of the Henderson Unconstrained Bond Fund. Transactions in affiliates during the period ended April 30, 2015 were as follows:

Affiliate	Value July 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2015	Dividend Income
All Asset
Henderson Global Equity Income Fund	$ 1,592,855	$ 68,362	$ -	$ (37,239)	$ -	$ 1,623,978	$ 68,345
Henderson Global Technology Fund	1,341,022	166,033	-	(51,236)	-	1,455,819	0
Henderson Strategic Income Fund	1,169,018	41,345	-	10,568	-	1,220,931	41,329
Henderson Unconstrained Bond Fund	2,980,887	150,725	-	(147,809)	-	2,983,803	89,807
Total	$ 7,083,782	$ 426,465	$ -	$ (225,716)	$ -	$ 7,284,531	$ 199,481

The aggregate cost and value of affiliates at April 30, 2015 is $7,119,715 and $7,284,531 respectively. Investments in affiliates represented 11.53% of total net assets of the All Asset Fund as of April 30, 2015.

5. Federal income tax cost basis
The US federal income tax basis of investments, including proceeds from securities sold short, but excluding financial derivative instruments, at April 30, 2015, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$60,273,016	$2,761,689	$(510,415)	$2,251,274
Dividend & Income Builder	45,337,983	2,803,673	(934,717)	1,868,956
Emerging Markets	25,855,744	1,315,620	(621,668)	693,952
European Focus	2,880,321,700	331,531,763	(136,026,275)	195,505,488
Global Equity Income	3,407,797,369	222,553,949	(120,958,448)	101,595,501
Global Technology	191,644,907	86,936,696	(3,362,446)	83,574,250
High Yield Opportunities	27,285,300	724,272	(202,991)	521,281
International Long/Short Equity	4,736,925	212,361	(69,402)	142,959
International Opportunities	3,609,120,759	780,120,933	(48,503,297)	731,617,636
International Select Equity	4,996,709	434,475	(120,808)	313,667
Strategic Income	155,851,488	2,704,299	(2,599,769)	104,530
Unconstrained Bond	28,168,668	341,187	(1,118,257)	(777,070)
US Growth Opportunities	6,680,933	293,742	(60,954)	232,788

6. Recently issued accounting pronouncements
In August 2014, the FASB issued ASU 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern which provides guidance in US GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments are effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter,

Henderson Global Funds	Notes to portfolio of investments (unaudited)

though early adoption is permitted. In management’s evaluation, there are no uncertainties about each Fund’s ability to continue as a going concern.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      June 24, 2015

By:         /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:      June 24, 2015